UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-21757

American Independence Funds Trust
(Exact name of registrant as specified in charter)

335 Madison Avenue, Mezzanine, New York, NY  10017
(Address of principal executive offices)           (Zip code)

Eric M. Rubin, President, 335 Madison Avenue, Mezzanine, New York, NY  10017
(Name and address of agent for service)

with a copy to:
Jon S. Rand, Esq.
Dechert LLC
1095 Avenue of the Americas
New York, NY  10036-6797

Registrant's telephone number, including area code:  (888) 266-8787

Date of fiscal year end:  10/31

Date of reporting period:  07/31/10

Form N-Q is to be used by registered management investment companies, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

The Schedule of Investments as of July 31, 2010 is filed herewith.

American Independence Funds	Schedule of Portfolio Investments
Stock Fund	July 31, 2010 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 99.5%

Consumer Discretionary — 19.7%
Best Buy Co., Inc.	45,000	1,559,700
Choice Hotels International, Inc.	105,000	3,466,050
Omnicom Group, Inc.	121,000	4,508,460
Target Corp.	53,000	2,719,960
Viacom, Inc., Class B	110,000	3,634,400
Walt Disney Co. (The)	116,600	3,928,254
		19,816,824
Consumer Staples — 14.6%
Diageo PLC- ADR	60,200	4,206,776
Dr Pepper Snapple Group, Inc.	101,000	3,792,550
Imperial Tobacco Group PLC- ADR	43,100	2,430,840
Mead Johnson Nutrition Co.	80,000	4,251,200
		14,681,366
Energy — 7.5%
Chevron Corp.	35,000	2,667,350
Occidental Petroleum Corp.	62,300	4,855,039
		7,522,389
Financials — 12.2%
Aflac, Inc.	35,393	1,740,982
Goldman Sachs Group, Inc. (The)	28,500	4,298,370
Loews Corp.	57,700	2,143,555
Travelers Cos., Inc. (The)	80,000	4,036,000
		12,218,907
Health Care — 10.8%
Cardinal Health, Inc.	55,000	1,774,850
CareFusion Corp. (a)	28,000	589,960
Forest Laboratories, Inc. (a)	110,000	3,052,500
Laboratory Corporation of America Holdings (a)	50,000	3,649,000
McKesson Corp.	28,000	1,758,960
		10,825,270
Industrials — 13.7%
Fluor Corp.	45,700	2,206,853
General Dynamics Corp.	65,000	3,981,250
General Electric Co.	205,000	3,304,600
L-3 Communications Holdings, Inc.	58,600	4,280,144
		13,772,847
Information Technology — 15.2%
eBay, Inc. (a)	185,000	3,868,350
Hewlett-Packard Co.	73,800	3,397,752
Oracle Corp.	172,000	4,066,080
Xerox Corp.	400,000	3,896,000
		15,228,182
Materials — 3.9%
Teck Resources Ltd., Class B	60,000	2,115,000
United States Steel Corp.	40,000	1,773,200
		3,888,200

See Notes to Schedules of Portfolio of Investments

American Independence Funds	Schedule of Portfolio Investments
Stock Fund	July 31, 2010 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 99.5% (continued)

Utilities — 1.9%
Entergy Corp.	25,000	1,937,750

Total Common Stocks (Cost $82,692,942)		99,891,735

Short-Term Investment — 9.8%

Money Market Fund — 9.8%
Federated Government Obligations Fund	9,869,762	9,869,762

Total Short-Term Investments (Cost $9,869,762)		9,869,762

Total Investments
(Cost $92,562,704(b)) — 109.3%		$109,761,497

Liabilities in excess of other assets — (9.3%)		(9,348,539)

NET ASSETS — 100.0%		$100,412,958

(a)	Non-income producing security.
(b)	See Notes to Schedules of Portfolio of Investments for tax unrealized appreciation (depreciation) of securities.

Summary of Abbreviations
ADR	- American Depositary Receipt

Other Information:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, securities maturing within 60 days of the filing are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

	Valuation Inputs at Reporting Date:

		Level 2	Level 3
	Level 1	Other Significant	Significant
	Quoted prices	Observable Inputs	Unobservable Inputs	Total
Investments at Value
Common Stocks	$99,891,735	$–	$–	$99,891,735
Short-Term Investments	9,869,762	–	–	9,869,762
Total Investments	$109,761,497	$–	$–	$109,761,497

See Notes to Schedules of Portfolio of Investments

American Independence Funds	Schedule of Portfolio Investments
International Equity Fund	July 31, 2010 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 99.3%

Australia — 0.8%
QBE Insurance Group Ltd.	43,803	661,797

Belgium — 2.2%
AGFA-Gevaert NV (a)	81,099	490,375
Delhaize Group SA	9,079	670,480
Mobistar SA	12,626	727,412
		1,888,267
Canada — 2.3%
Osisko Mining Corp. (a)	155,581	1,967,368

China — 6.1%
China Lilang Ltd.	380,000	420,238
CNOOC Ltd.	1,671,000	2,813,863
Wynn Macau Ltd. (a)	1,192,800	2,030,102
		5,264,203
Finland — 1.0%
Stora Enso Oyj, Class R	106,814	865,095

France — 9.7%
BNP Paribas	42,222	2,900,189
Eiffage SA	17,093	862,478
Peugeot SA (a)	18,055	535,741
PPR	3,225	431,403
Renault SA (a)	21,517	959,945
Veolia Environnement	99,048	2,629,891
		8,319,647
Germany — 9.1%
Aurubis AG	15,380	698,980
Deutsche Telekom AG	132,728	1,783,264
Fresenius Medical Care AG & Co. KGaA	65,252	3,580,321
Volkswagen AG	9,058	858,382
Wacker Chemie AG	5,732	919,888
		7,840,835
Ireland — 3.3%
Shire PLC	125,410	2,863,252

Israel — 0.5%
Delek Group Ltd.	1,947	454,675

Italy — 2.6%
Banca Monte dei Paschi di Siena SpA (a)	489,036	643,023
Banco Popolare SC	68,611	437,664
Enel SpA	88,964	436,779
Telecom Italia SpA	568,398	724,042
		2,241,508
Japan — 18.8%
Bridgestone Corp.	30,200	540,765
Fuji Oil Co. Ltd.	57,600	850,716
Hitachi Ltd. (a)	777,000	3,165,739

See Notes to Schedules of Portfolio of Investments

American Independence Funds	Schedule of Portfolio Investments
International Equity Fund	July 31, 2010 (Unaudited)

Security Description	Shares	Value ($)
Japan — 18.8% - continued
Idemitsu Kosan Co. Ltd.	7,800	580,520
KDDI Corp.	166	807,952
Kewpie Corp.	38,300	459,715
Marubeni Corp.	367,000	1,971,040
Miraca Holdings, Inc.	14,300	425,714
Nippon Paper Group, Inc.	27,400	730,392
Sony Financial Holdings, Inc.	707	2,565,478
Sumitomo Rubber Industries Ltd.	77,500	768,765
Toho Gas Co. Ltd.	141,000	713,201
Tosoh Corp.	260,000	695,179
Toyo Suisan Kaisha Ltd.	14,000	302,541
USS Co. Ltd.	7,370	554,488
Yokohama Rubber Co. Ltd. (The)	182,000	973,251
		16,105,456
Netherlands — 6.8%
Koninklijke Ahold NV	220,500	2,830,344
Koninklijke KPN NV	51,549	717,441
Royal Dutch Shell PLC, Class A	61,191	1,684,633
TomTom NV (a)	100,804	607,159
		5,839,577
Norway — 3.0%
Marine Harvest ASA	3,440,000	2,592,690

Singapore — 3.7%
DBS Group Holdings Ltd.	140,000	1,482,571
Neptune Orient Lines Ltd. (a)	1,135,000	1,711,097
		3,193,668
South Africa — 2.2%
Exxaro Resources Ltd.	111,214	1,844,611

South Korea — 2.5%
Samsung Electronics Co. Ltd.	3,091	2,116,273

Spain — 2.0%
Banco Santander SA	129,773	1,685,894

Switzerland — 4.4%
Julius Baer Group Ltd.	85,248	2,982,903
Synthes, Inc.	6,577	756,383
		3,739,286
United Kingdom — 18.3%
Amlin PLC	127,486	849,790
AstraZeneca PLC	14,922	758,173
BAE Systems PLC	373,799	1,832,372
Compass Group PLC	356,997	2,968,964
Imperial Tobacco Group PLC	90,357	2,557,778
John Wood Group PLC	231,011	1,296,630
Kingfisher PLC	545,997	1,844,585
Smith & Nephew PLC	88,021	765,865

See Notes to Schedules of Portfolio of Investments

American Independence Funds	Schedule of Portfolio Investments
International Equity Fund	July 31, 2010 (Unaudited)

Security Description	Shares	Value ($)
United Kingdom — 18.3% - continued
Standard Chartered PLC	99,134	2,865,343
		15,739,500
Total Common Stocks (Cost $82,891,216)		85,223,602

Short-Term Investments — 0.8%

Money Market Funds — 0.8%
Dreyfus Cash Management	335,122	335,122
Dreyfus Cash Management Plus	335,123	335,123

Total Short-Term Investments (Cost $670,245)		670,245

Total Investments
(Cost $83,561,461(b)) — 100.1%		$85,893,847

Liabilities in excess of other assets — (0.1%)		(54,267)

NET ASSETS — 100.0%		$85,839,580

(a)	Non-income producing security.
(b)	See Notes to Schedules of Portfolio of Investments for tax unrealized appreciation (depreciation) of securities.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Schedule of Portfolio of Investments.

	Valuation Inputs at Reporting Date:

		Level 2	Level 3
	Level 1	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Investments at Value
Common Stocks	$85,223,602	$–	$–	$85,223,602
Short-Term Investments	670,245	–	–	670,245
Total Investments	$85,893,847	$–	$–	$85,893,847

See Notes to Schedules of Portfolio of Investments

American Independence Funds	Schedule of Portfolio Investments
Short-Term Bond Fund	July 31, 2010 (Unaudited)

Security Description	Principal ($)	Value ($)
Asset-Backed Securities — 8.3%

Capital One Multi-Asset Execution Trust, Series 2004-A8, Class A8, 0.47%, 8/15/14 †	1,000,000	997,744
Chase Funding Mortgage Loan Asset-Backed Certificates,
Series 2003-1, Class 2M1, 1.30%, 9/25/32 †	626,811	119,713
Series 2003-5, Class 2M1, 1.23%, 5/25/33 †	2,182,079	890,007
Chase Issuance Trust,
Series 2005-A11, Class A, 0.41%, 12/15/14 †	1,410,000	1,404,566
Series 2006-A5, Class A, 0.36%, 11/15/13 †	1,000,000	998,035
Citibank Credit Card Issuance Trust, Series 2005-A7, Class A7, 4.75%, 10/22/12	1,000,000	1,009,392
Countrywide Asset-Backed Certificates, Series 2005-13, Class MV1, 0.77%, 4/25/36 †	2,000,000	565,788
Fannie Mae Whole Loan, Series 2001-W1, Class AV1, 0.57%, 8/25/31 †	16,929	15,283
First Horizon Asset Back Trust,
Series 2004-HE1, Class A, 0.54%, 1/25/24 †	25,358	15,711
Series 2004-HE3, Class A, 0.62%, 10/25/34 †	56,255	31,323
GMAC Mortgage Corp. Loan Trust, Series 2001-HE3, Class A2, 0.89%, 3/25/27 †	22,889	17,911
MBNA Credit Card Master Note Trust, Series 2001-A2, Class A2, 0.59%, 12/16/13 †	1,500,000	1,500,147
Merrill Lynch Mortgage Investors, Inc., Series 2003-A2, Class 2A2, 2.26%, 2/25/33 †	25,578	24,260
Residential Asset Securities Corp., Series 2004-KS4, Class A2B3, 1.09%, 5/25/34 †	1,798,748	930,607
Residential Funding Mortgage Securities II, Inc., Series 2003-HS3, Class A2B, 0.62%, 8/25/33 †	33,111	23,130
SLM Student Loan Trust,
Series 2008-9, Class A, 2.00%, 4/25/23 †	1,387,928	1,435,895
Series 2010-1, Class A, 0.73%, 3/25/25 †	971,653	972,011

Total Asset-Backed Securities (Cost $14,914,181)		10,951,523

Collateralized Mortgage Obligations — 10.6%

Banc of America Mortgage Securities, Inc., Series 2002-G, Class 2A1, 2.92%, 7/20/32 †	1,417	1,331
Bear Stearns Alt-A Trust,
Series 2004-9, Class 3A1, 2.55%, 9/25/34 †	1,021,842	827,282
Series 2005-2, Class 2A5, 4.63%, 4/25/35 †	710,043	591,711
Countrywide Alternative Loan Trust, Series 2005-85CB, Class 2A2, 5.50%, 2/25/36	908,438	684,561
Countrywide Home Loan Mortgage Pass Through Trust,
Series 2004-25, Class 1A3, 0.69%, 2/25/35 †	89,469	50,349
Series 2005-11, Class 4A1, 0.60%, 4/25/35 †	213,688	121,421
Fannie Mae,
Series 1993-9, Class FB, 1.74%, 1/25/23 †	1,116,381	1,137,073
Series 2002-62, Class FP, 1.53%, 11/25/32 †	2,400,000	2,460,131
Freddie Mac,
Series 1689, Class F, 1.03%, 3/15/24 †	1,138,850	1,144,580
Series 1689, Class FG, 1.03%, 3/15/24 †	451,997	454,271
Series 2412, Class OF, 1.29%, 12/15/31 †	3,010,492	3,053,408
Series 2736, Class DB, 3.30%, 11/15/26	183,026	183,537
Freddie Mac Structured Pass Through Securities,
Series T-54, Class 4A, 4.51%, 2/25/43 †	85,564	91,113
Series T-57, Class 1A2, 7.00%, 7/25/43	438,466	505,346
Series T-63, Class 1A1, 1.61%, 2/25/45 †	191,090	192,432
GSR Mortgage Loan Trust, Series 2004-4, Class B1, 3.41%, 4/25/32 †	1,344,708	399,840
Lehman Mortgage Trust, Series 2006-1, Class 1A3, 5.50%, 2/25/36	993,260	891,954
Residential Asset Securitization Trust, Series 2006-A1, Class 1A6, 0.83%, 4/25/36 †	1,462,909	856,057
Sequoia Mortgage Trust, Series 9, Class 1A, 1.04%, 9/20/32 †	79,856	72,436
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-20, Class 1A1, 2.71%, 1/25/35 †	335,894	250,051

See Notes to Schedules of Portfolio of Investments

American Independence Funds	Schedule of Portfolio Investments
Short-Term Bond Fund	July 31, 2010 (Unaudited)

Security Description	Principal ($)	Value ($)
Collateralized Mortgage Obligations — 10.6% (continued)

Total Collateralized Mortgage Obligations (Cost $16,258,786)		13,968,884

Corporate Bonds — 12.9%

Consumer Discretionary — 0.1%
Target Corp., 6.35%, 1/15/11	200,000	205,151

Energy — 1.1%
Chevron Corp., 3.45%, 3/03/12	1,000,000	1,041,364
Halliburton Co., 5.50%, 10/15/10	350,000	353,109
		1,394,473
Financials — 6.5%
BB&T Corp., 3.85%, 7/27/12	1,000,000	1,047,737
Boeing Capital Corp., 6.10%, 3/01/11	500,000	515,452
General Electric Capital Corp., 5.00%, 11/15/11	1,000,000	1,048,451
HSBC Holdings PLC, 5.25%, 12/12/12	1,000,000	1,066,988
IBM International Group Capital LLC, 5.05%, 10/22/12	700,000	763,554
Merrill Lynch & Co., Inc., 5.77%, 7/25/11	1,000,000	1,044,366
Morgan Stanley, 0.83%, 1/09/14 †	1,000,000	940,743
Washington Mutual Finance Corp., 6.88%, 5/15/11	1,000,000	1,035,424
Wells Fargo & Co., 5.25%, 10/23/12	1,000,000	1,076,621
		8,539,336
Health Care — 0.2%
Abbott Laboratories, 5.15%, 11/30/12	300,000	330,081

Industrials — 0.6%
Norfolk Southern Corp., 6.75%, 2/15/11	750,000	770,888

Information Technology — 1.5%
Cisco Systems, Inc., 5.25%, 2/22/11	1,000,000	1,024,996
Hewlett-Packard Co., 2.25%, 5/27/11	1,000,000	1,014,166
		2,039,162
Telecommunication Services — 2.0%
Cellco Partnership dba Verizon Wireless, 3.75%, 5/20/11	1,000,000	1,024,533
France Telecom SA, 7.75%, 3/01/11	500,000	519,644
New Cingular Wireless Services, Inc., 7.88%, 3/01/11	1,000,000	1,041,194
		2,585,371
Utilities — 0.9%
Indiana Michigan Power Co., 6.38%, 11/01/12	1,100,000	1,206,113

Total Corporate Bonds (Cost $16,823,907)		17,070,575

Taxable Municipal Bonds — 1.3%

Missouri — 0.3%
Higher Education Loan Authority Revenue, Series 2002, Class N, GO, 0.10%, 7/01/32 †(a)	400,000	340,000

Pennsylvania — 0.3%
Higher Education Assistance Agency, Series 2003, GO, 1.33%, 9/01/43 †(a)	500,000	425,000

Texas — 0.7%
Brazos, Series 2004, GO, 1.83%, 12/01/38 †(a)	600,000	510,000
Panhandle-Plains, Series 2001 A-3, Class A, GO, 1.83%, 4/01/31 †(a)	500,000	470,000
		980,000

See Notes to Schedules of Portfolio of Investments

American Independence Funds	Schedule of Portfolio Investments
Short-Term Bond Fund	July 31, 2010 (Unaudited)

Security Description	Principal ($)	Value ($)
Taxable Municipal Bonds — 1.3% (continued)

Total Taxable Municipal Bonds (Cost $2,000,000)		1,745,000

U.S. Government Agency Pass-Through Securities — 1.2%

Federal Home Loan Mortgage Corporation — 0.0%(b)
2.85%, 4/01/29, Pool #846367 †	9,632	10,052

Federal National Mortgage Association — 1.2%
4.87%, 11/01/21, Pool #365421 †	35,558	37,297
1.99%, 5/01/34, Pool #784365 †	69,992	72,485
2.08%, 6/01/34, Pool #789463 †	212,502	220,583
3.25%, 9/01/34, Pool #725897 †	437,003	455,554
1.99%, 1/01/35, Pool #810896 †	313,119	324,809
3.58%, 7/01/35, Pool #834933 †	393,519	405,509
1.81%, 6/01/40, Pool #557072 †	10,842	11,031
		1,527,268
Small Business Administration — 0.0%(b)
4.48%, 5/25/15, Pool #502966 †	10,140	10,281

Total U.S. Government Agency Pass-Through Securities (Cost $1,497,412)		1,547,601

U.S. Government Agency Securities — 23.7%

Federal Home Loan Mortgage Corp. — 7.1%
3.25%, 2/25/11	1,500,000	1,523,692
2.75%, 4/11/11	2,000,000	2,033,546
2.13%, 9/21/12	3,000,000	3,088,086
4.63%, 10/25/12	2,500,000	2,714,640
		9,359,964
Federal National Mortgage Association — 16.6%
4.50%, 2/15/11	5,000,000	5,115,535
5.13%, 4/15/11	9,000,000	9,309,150
5.00%, 10/15/11	3,000,000	3,165,663
4.88%, 5/18/12	4,000,000	4,305,120
		21,895,468

Total U.S. Government Agency Securities (Cost $30,121,991)		31,255,432

U.S. Treasury Obligations — 28.2%

U.S. Treasury Notes — 28.2%
4.25%, 1/15/11	4,600,000	4,683,554
1.13%, 1/15/12	25,900,000	26,166,071
3.13%, 8/31/13	6,000,000	6,416,250

Total U.S. Treasury Obligations (Cost $36,797,114)		37,265,875

See Notes to Schedules of Portfolio of Investments

American Independence Funds	Schedule of Portfolio Investments
Short-Term Bond Fund	July 31, 2010 (Unaudited)

Security Description	Principal ($)	Value ($)
Short-Term Investments — 13.3%

U.S. Government Agency Securities — 13.0%
Freddie Mac Discount Note, 8/03/10	1,700,000	1,699,976
Fannie Mae Discount Note, 8/11/10	1,500,000	1,499,918
Freddie Mac Discount Note, 8/11/10	3,931,000	3,930,801
Fannie Mae Discount Note, 8/16/10	2,000,000	1,999,844
Freddie Mac Discount Note, 8/18/10	1,000,000	999,912
Freddie Mac Discount Note, 8/20/10	2,000,000	1,999,806
Fannie Mae Discount Note, 8/31/10	2,000,000	1,999,763
Freddie Mac Discount Note, 9/24/10	3,000,000	2,999,324
		17,129,344

	Shares
Money Market Fund — 0.3%
Dreyfus Cash Management	354,860	354,860

Total Short-Term Investments ($17,483,905)		17,484,204

Total Investments
(Cost $135,897,296(c)) — 99.5%		$131,289,094

Assets in excess of liabilities — 0.5%		711,427

NET ASSETS — 100.0%		$132,000,521

(a)	Security is valued in good faith under the procedures established by the Board of Trustees. The aggregate amount of securities fair valued is 1,745,000, which represents 1.32%
(b)	Amount rounds to less than 0.05%
(c)	See Notes to Schedules of Portfolio of Investments for tax unrealized appreciation (depreciation) of securities.
†	Variable or floating rate security. This rate reflected on the Schedule of Portfolio Investments is the rate in effect at July 31, 2010.

Summary of Abbreviations
GO	- General Obligation

See Notes to Schedules of Portfolio of Investments

American Independence Funds	Schedule of Portfolio Investments
Short-Term Bond Fund	July 31, 2010 (Unaudited)

Futures Contracts — 0.1%

			Unrealized
			Appreciation/
Number of Contracts	Futures Contract	Notional Amount	(Depreciation)

Futures Contracts Purchased
145	September 2010 2-Year U.S. Treasury Note	$31,773,125	$131,601

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Schedule of Portfolio of Investments.

	Valuation Inputs at Reporting Date:

		Level 2	Level 3
	Level 1	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Investments at Value
Asset-Backed Securities	$–	$10,951,523	$–	$10,951,523
Collateralized Mortgage Obligations	–	13,968,884	–	13,968,884
Corporate Bonds	–	17,070,575	–	17,070,575
Municipal Bonds	–	–	1,745,000	1,745,000
Short-Term Investments	354,860	17,129,344	–	17,484,204
U.S. Government Agencies	–	32,803,033	–	32,803,033
U.S. Treasury Obligations	–	37,265,875	–	37,265,875
Total Investments	$354,860	$129,189,234	$1,745,000	$131,289,094

		Level 2	Level 3
	Level 1	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Other financial Instruments*
Futures	$131,601	$–	$–	$131,601

* Other financial instruments are derivative instruments not reflected in total investments in securities. Amounts shown represent unrealized appreciation/(depreciation).

See Notes to Schedules of Portfolio of Investments

American Independence Funds	Schedule of Portfolio Investments
Short-Term Bond Fund	July 31, 2010 (Unaudited)

Level 3 Rollforward Disclosure
The following is a rollforward of the Fund's investments that were valued using unobservable inputs for the period:

Measurements using unobservable inputs (Level 3)

Municipal Bonds
Assets
Beginning balance, as of October 31, 2009	$3,521,197
Total gains or losses (realized/unrealized) included in earnings	142,426
Purchases, sales, issuances, and settlements (net)	(1,918,623)
Transfers in and/or out of Level 3	–
Ending balance, as of July 31, 2010	$1,745,000
Net change in unrealized appreciation/(depreciation) for investments in
securities still held at July 31, 2010	$20,000

See Notes to Schedules of Portfolio of Investments

American Independence Funds	Schedule of Portfolio Investments
Intermediate Bond Fund	July 31, 2010 (Unaudited)

Security Description	Principal ($)	Value ($)
Asset-Backed Securities — 1.6%

Credit Suisse First Boston Mortgage Securities Corp., Series 2004-AR5, Class 10A1, 2.69%, 6/25/34 †	76,705	72,180
Fannie Mae Grantor Trust, Series 2004-T3, Class 1A1, 6.00%, 2/25/44	339,589	373,972
Fannie Mae Whole Loan, Series 2004-W8, Class 3A, 7.50%, 6/25/44	124,442	143,303

Total Asset-Backed Securities (Cost $549,758)		589,455

Collateralized Mortgage Obligations — 8.1%

Fannie Mae,
Series 1994-77, Class FB, 1.84%, 4/25/24 †	98,505	100,862
Series 1999-57, Class FC, 0.59%, 11/17/29 †	221,111	220,547
Series 2002-16, Class XU, 5.50%, 4/25/17	1,256,074	1,356,462
Series 2002-44, Class FJ, 1.33%, 4/25/32 †	122,083	124,587
Series 2002-49, Class KG, 5.50%, 8/25/17	268,358	291,511
Series 2002-60, Class FV, 1.33%, 4/25/32 †	118,636	120,616
Series 2002-66, Class FG, 1.33%, 9/25/32 †	122,937	125,248
Series 2002-69, Class FA, 1.33%, 10/25/32 †	119,979	122,267
Series 2003-106, Class FA, 1.23%, 11/25/33 †	71,631	72,728
Freddie Mac,
Series 1382, Class KA, 1.53%, 10/15/22 †	94,258	94,294
Series 2691, Class FE, 0.94%, 12/15/28 †	87,815	88,003
Series 3195, Class PN, 6.50%, 8/15/30	74,895	77,007
Residential Accredit Loans, Inc., Series 2003-QS5, Class A1, 0.78%, 3/25/18 †	96,289	92,550
WaMu Mortgage Pass Through Certificates, Series 2003-AR1, Class A6, 2.39%, 3/25/33 †	99,866	88,178

Total Collateralized Mortgage Obligations (Cost $2,841,314)		2,974,860

Commercial Mortgage-Backed Securities — 7.1%

Bear Stearns Commercial Mortgage Securities, Series 2005-PW10, Class A4, 5.41%, 12/11/40 †	290,000	313,567
Citigroup Commercial Mortgage Trust, Series 2006-C5, Class A4, 5.43%, 10/15/49	320,000	337,829
Commercial Mortgage Pass Through Certificates,
Series 2004-LB3A, Class A5, 5.31%, 7/10/37 †	220,000	236,501
Series 2006-C7, Class A4, 5.77%, 6/10/46 †	300,000	326,922
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C5, Class A4, 4.83%, 11/15/37	170,000	176,793
GE Capital Commercial Mortgage Corp.,
Series 2004-C3, Class A4, 5.19%, 7/10/39 †	180,000	191,693
Series 2005-C4, Class A4, 5.34%, 11/10/45 †	180,000	195,508
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2004-PNC1, Class A4, 5.39%, 6/12/41 †	289,000	309,458
Series 2006-LDP7, Class A4, 5.87%, 4/15/45 †	200,000	217,660
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-3, Class A4, 5.41%, 7/12/46 †	290,000	303,077

Total Commercial Mortgage-Backed Securities (Cost $2,511,370)		2,609,008

Corporate Bonds — 34.1%

Consumer Staples — 1.8%
Anheuser-Busch Cos., Inc., 4.95%, 1/15/14	110,000	119,404
Anheuser-Busch InBev Worldwide, Inc., 6.88%, 11/15/19 (a)	150,000	179,925
ConAgra Foods, Inc., 7.88%, 9/15/10	11,000	11,083

See Notes to Schedules of Portfolio of Investments

American Independence Funds	Schedule of Portfolio Investments
Intermediate Bond Fund	July 31, 2010 (Unaudited)

Security Description	Principal ($)	Value ($)
Corporate Bonds — 34.1% (continued)

Consumer Staples — 1.8% (continued)
CVS Caremark Corp.,
6.13%, 8/15/16	200,000	231,210
6.13%, 9/15/39	100,000	106,739
		648,361
Energy — 3.2%
Canadian Natural Resources Ltd., 5.15%, 2/01/13	200,000	216,891
Enbridge Energy Partners LP, 5.88%, 12/15/16	200,000	224,130
Magellan Midstream Partners LP, 6.55%, 7/15/19	200,000	232,963
ONEOK Partners LP, 5.90%, 4/01/12	80,000	85,328
Petronas Capital Ltd., 7.00%, 5/22/12 (a)	300,000	327,643
Plains All American Pipeline LP / PAA Finance Corp., 6.13%, 1/15/17	97,000	105,768
		1,192,723
Financials — 14.2%
AvalonBay Communities, Inc., 6.13%, 11/01/12	100,000	108,965
Bank of America Corp., 5.75%, 12/01/17	200,000	211,351
Citigroup, Inc., 6.01%, 1/15/15	250,000	269,257
City National Bank, 6.75%, 9/01/11	250,000	257,545
Countrywide Financial Corp., Series MTN, 5.80%, 6/07/12	200,000	212,275
Credit Suisse USA, Inc., 5.50%, 8/15/13	300,000	328,788
Credit Suisse/New York NY, 5.30%, 8/13/19	300,000	328,997
General Electric Capital Corp., 2.80%, 1/08/13	400,000	409,170
HSBC Bank USA, NA/New York NY, 4.63%, 4/01/14	150,000	160,068
HSBC Holdings PLC, 6.50%, 5/02/36	150,000	162,923
JPMorgan Chase & Co., 6.30%, 4/23/19	190,000	215,746
JPMorgan Chase Capital XXVII, Series AA, 7.00%, 11/01/39	200,000	207,020
Lloyds TSB Bank PLC, 5.80%, 1/13/20 (a)	250,000	254,590
MetLife, Inc., 5.38%, 12/15/12	80,000	86,206
Morgan Stanley, 5.95%, 12/28/17	110,000	115,789
Northern Trust Corp., 4.63%, 5/01/14	500,000	551,268
PNC Funding Corp., 5.40%, 6/10/14	200,000	221,599
Simon Property Group LP, 5.30%, 5/30/13	300,000	326,420
Svenska Handelsbanken AB, 4.88%, 6/10/14 (a)	100,000	107,911
U.S. Bancorp, 2.13%, 2/15/13	270,000	275,313
Wells Fargo Bank NA, 6.45%, 2/01/11	400,000	410,290
		5,221,491
Health Care — 0.9%
Abbott Laboratories, 5.60%, 11/30/17	200,000	233,818
Wyeth, 5.95%, 4/01/37	100,000	115,034
		348,852
Industrials — 4.4%
CSX Corp., 5.75%, 3/15/13	200,000	218,935
FedEx Corp., Series 97-B, 7.52%, 1/15/18	81,323	83,949
Honeywell International, 6.13%, 11/01/11	250,000	265,953
Hutchison Whampoa Ltd., 6.50%, 2/13/13 (a)	500,000	550,267
Norfolk Southern Corp., 5.90%, 6/15/19	100,000	115,582
Union Pacific Corp.,
6.13%, 1/15/12	250,000	267,627
4.00%, 2/01/21	130,000	131,482

See Notes to Schedules of Portfolio of Investments

American Independence Funds	Schedule of Portfolio Investments
Intermediate Bond Fund	July 31, 2010 (Unaudited)

Security Description	Principal ($)	Value ($)
Corporate Bonds — 34.1% (continued)

Industrials — 4.4% (continued)

		1,633,795
Information Technology — 0.6%
Hewlett-Packard Co., 2.25%, 5/27/11	200,000	202,833

Materials — 0.3%
Praxair, Inc., 2.13%, 6/14/13	100,000	102,402

Telecommunication Services — 5.3%
AT&T Mobility LLC, 6.50%, 12/15/11	420,000	451,184
AT&T, Inc., 6.70%, 11/15/13	300,000	348,437
Cellco Partnership dba Verizon Wireless, 8.50%, 11/15/18	150,000	198,326
Comcast Cable Holdings LLC, 9.80%, 2/01/12	300,000	336,050
Comcast Corp., 6.40%, 5/15/38	50,000	55,167
Time Warner Cable, Inc., 6.75%, 7/01/18	250,000	292,015
Verizon Communications, Inc., 5.25%, 4/15/13	260,000	287,311
		1,968,490
Utilities — 3.4%
Duke Energy Corp., 6.30%, 2/01/14	300,000	341,154
Georgia Power Co., 6.00%, 11/01/13	130,000	148,106
PacifiCorp, 5.45%, 9/15/13	345,000	382,351
Virginia Electric & Power Co., 8.88%, 11/15/38	260,000	387,288
		1,258,899

Total Corporate Bonds (Cost $11,872,434)		12,577,846

Mortgage Derivatives - IO STRIPS — 0.4%

Fannie Mae STRIPS,
Series 386, Class 1, 5.00%, 11/25/37	584,157	88,445
Series 386, Class 2, 5.00%, 11/25/37 †	478,643	55,937

Total Mortgage Derivatives - IO STRIPS (Cost $181,405)		144,382

Sovereign Bond — 1.2%

Canada — 1.2%
Ontario (Province of), 5.13%, 7/17/12	410,000	442,175

Total Sovereign Bonds (Cost $429,105)		442,175

U.S. Government Agency Pass-Through Securities — 44.8%

Federal Home Loan Mortgage Corporation — 15.0%
4.50%, 11/01/18, Pool #B10834	433,540	464,086
6.00%, 4/01/21, Pool #J01657	120,713	131,197
5.50%, 11/01/24, Pool #J11213	115,602	124,937
4.50%, 1/01/25, Pool #J11561	437,078	463,503
4.50%, 4/01/25, Pool #J12076	98,327	104,271
6.00%, 11/01/28, Pool #D98098	22,652	24,685
2.85%, 4/01/29, Pool #846367 †	9,632	10,052
6.50%, 4/01/29, Pool #C00742	496,344	544,433
5.50%, 7/01/29, Pool #C91260	121,429	131,027
5.00%, 4/01/30, Pool #C91296	59,251	63,422

See Notes to Schedules of Portfolio of Investments

American Independence Funds	Schedule of Portfolio Investments
Intermediate Bond Fund	July 31, 2010 (Unaudited)

Security Description	Principal ($)	Value ($)
U.S. Government Agency Pass-Through Securities — 44.8% (continued)

Federal Home Loan Mortgage Corporation — 15.0% (continued)
7.50%, 7/01/32, Pool #G01548	40,219	44,869
5.85%, 12/01/34, Pool #1K1251 †	285,035	304,381
5.95%, 6/01/36, Pool #1N0151 †	108,992	115,352
6.50%, 10/01/36, Pool #A61558	60,809	66,701
6.00%, 5/01/38, Pool #G04457	352,013	382,653
5.00%, 10/01/39, Pool #A89332	1,357,270	1,447,525
5.50%, 3/01/40, Pool #G05903	1,039,222	1,120,058
		5,543,152
Federal National Mortgage Association — 22.0%
4.61%, 7/01/12, Pool #387461	1,250,000	1,319,581
4.73%, 12/01/12, Pool #385682	428,852	456,865
4.87%, 11/01/21, Pool #365421 †	73,584	77,183
6.00%, 1/01/22, Pool #880993	63,842	69,327
6.00%, 8/01/24, Pool #AE0178	270,000	293,237
5.50%, 1/01/30, Pool #MA0321	118,104	127,565
5.00%, 4/01/30, Pool #MA0384	167,721	179,501
5.00%, 5/01/30, Pool #AD5541	49,727	53,220
5.00%, 5/01/30, Pool #AD5542	39,463	42,235
2.17%, 6/01/33, Pool #708318 †	61,490	63,750
2.87%, 1/01/34, Pool #759385 †	114,053	118,748
2.92%, 1/01/34, Pool #765657 †	51,527	53,204
5.50%, 2/01/34, Pool #725206	1,052,705	1,135,413
1.97%, 3/01/34, Pool #776486 †	110,093	113,633
2.76%, 7/01/34, Pool #791523 †	139,176	141,933
1.99%, 1/01/35, Pool #810896 †	626,237	649,617
5.50%, 4/01/36, Pool #AD0110	771,148	831,735
5.50%, 3/01/38, Pool #961956	357,580	385,674
7.00%, 5/01/38, Pool #979909	499,605	556,381
4.50%, 8/01/39, Pool #AA9346	839,931	879,348
6.00%, 6/01/40, Pool #AD4941	499,494	543,049
		8,091,199
Government National Mortgage Association — 7.8%
6.50%, 7/15/28, Pool #455165	319,412	352,447
4.50%, 3/15/38, Pool #782293	301,123	318,140
5.50%, 10/15/39, Pool #718976	39,396	42,889
5.00%, 11/15/39, Pool #710994	296,306	319,450
6.25%, 4/20/40, Pool #G2 724720	84,772	93,096
4.50%, 6/15/40, Pool #783008	650,000	686,731
5.00%, TBA Various Pools, G2SF	1,000,000	1,073,931
		2,886,684

Total U.S. Government Agency Pass-Through Securities (Cost $16,238,961)		16,521,035

U.S. Government Agency — 1.5%

Tennessee Valley Authority Note — 1.5%
4.50%, 4/01/18	500,000	558,318

Total U.S. Government Agencies (Cost $499,892)		558,318

See Notes to Schedules of Portfolio of Investments

American Independence Funds	Schedule of Portfolio Investments
Intermediate Bond Fund	July 31, 2010 (Unaudited)

Security Description	Principal ($)	Value ($)
U.S. Treasury Obligations — 0.8%

U.S. Treasury Bond — 0.4%
4.63%, 2/15/40	150,000	166,804

U.S. Treasury Note — 0.4%
3.50%, 5/15/20	130,000	136,521

Total U.S. Treasury Obligations (Cost $303,649)		303,325

Options — 0.4%
Purchased Option — 0.4%
10-Year U.S. Treasury Note Future Option, 8/27/10, Exercise Price $117.00	20	136,563

Total Options (Cost $21,775)		136,563

Short-Term Investments — 3.0%

	Shares
Money Market Fund — 3.0%
Federated Government Obligations Fund, Class I	1,109,131	1,109,131

Total Short-Term Investments ($1,109,131)		1,109,131

Total Investments
(Cost $36,558,794(b)) — 103.0%		$37,966,098

Liabilities in excess of other assets — (3.0%)		(1,093,038)

NET ASSETS — 100.0%		$36,873,060

(a)
Represents a restricted security purchase under Rule 144A which is exempt from registration under the Securities Act of 1933, as amended. These securities are considered illiquid, the total aggregate value of which is $1,420,336, or 3.85% of net assets.

(b)	See Notes to Schedules of Portfolio of Investments for tax unrealized appreciation (depreciation) of securities.
†	Variable or floating rate security. This rate reflected on the Schedule of Portfolio Investments is the rate in effect at July 31, 2010.

Summary of Abbreviations
IO	- Interest Only
STRIPS	- Separately Traded Registered Interest and Principal of Securities
TBA	- Security is subject to delayed delivery

See Notes to Schedules of Portfolio of Investments

American Independence Funds	Schedule of Portfolio Investments
Intermediate Bond Fund	July 31, 2010 (Unaudited)

Call Options Written — (0.3%)

	Exercise		Number of
Description	Price	Expiration Date	Contracts	Value
10-Year U.S. Treasury Note Future Option	$118.50	08/27/10	20	$(106,563)

(Premium received of $11,819)

Futures Contracts — 0.4%

			Unrealized
			Appreciation/
Number of Contracts	Futures Contract	Notional Amount	(Depreciation)

Futures Contracts Purchased

47	September 2010 10-Year U.S. Treasury Note	$5,819,188	$86,979
14	September 2010 U.S. Long Bond	1,802,062	48,245
4	September 2010 U.S. Ultra Bond	541,000	17,031
2	September 2010 5-Year U.S. Treasury Note	239,656	2,933
			155,188

See Notes to Schedules of Portfolio of Investments

American Independence Funds	Schedule of Portfolio Investments
Intermediate Bond Fund	July 31, 2010 (Unaudited)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Schedule of Portfolio of Investments.

	Valuation Inputs at Reporting Date:

		Level 2	Level 3
	Level 1	Other Significant	Significant
	Quoted prices	Observable Inputs	Unobservable Inputs	Total
Investments at Value
Asset-Backed Securities	$–	$589,455	$–	$589,455
Collateralized Mortgage Obligations	–	2,974,860	–	2,974,860
Commercial Mortgage-Backed Securities	–	2,609,008	–	2,609,008
Corporate Bonds	–	12,577,846	–	12,577,846
Mortgage Derivatives - IO STRIPS	–	144,382	–	144,382
Short-Term Investments	1,109,131	–	–	1,109,131
Sovereign Bonds	–	442,175	–	442,175
U.S. Government Agencies	–	17,079,353	–	17,079,353
U.S. Treasury Obligations	–	303,325	–	303,325
Total Investments	$1,109,131	$36,720,404	$–	$37,829,535

		Level 2	Level 3
	Level 1	Other Significant	Significant
	Quoted prices	Observable Inputs	Unobservable Inputs	Total
Other Financial Instruments*
Futures	$155,188	$–	$–	$155,188
Options Purchased	136,563	–	–	136,563
Options Written	(106,563)	–	–	(106,563)
Total Other Financial Instruments	$185,188	$–	$–	$185,188

* Other financial instruments are derivative instruments not reflected in total investments in securities. Amounts shown represent unrealized appreciation/(depreciation).

See Notes to Schedules of Portfolio of Investments

American Independence Funds	Schedule of Portfolio Investments
Kansas Tax Exempt Bond Fund	July 31, 2010 (Unaudited)

Security Description	Principal ($)	Value ($)
Municipal Bonds —95.8%

Abilene Kansas, GO
Series 2010 A, 4.30%, 9/01/27, Callable 9/01/20 @ $100	250,000	252,850
Series 2010 A, 4.60%, 9/01/30, Callable 9/01/20 @ $100	810,000	820,409
Andover Public Building Commission, Series 2010 A, 4.50%, 9/01/30, Callable 9/01/11 @ $100	500,000	500,295
Basehor Kansas, GO, Series 2008, 4.00%, 9/01/10	750,000	750,724
Bel Aire Kansas, GO, Series 2008 A, Class A, 4.50%, 6/01/12, Callable 9/03/10 @ $100	1,000,000	1,001,760
Blue Valley COP, OID, Series 2006 A, 3.85%, 10/01/14, AGM	500,000	547,190
Burlington Kansas Pollution Control Refunding Kansas Gas And Electric Company, Series 2004 A, 5.30%, 6/01/31, Callable 6/01/14 @ $100, NATL-RE	330,000	340,798
Burlington Kansas, Environmental Improvement Revenue, Series 1993 K, 5.25%, 12/01/23, Putable 4/01/13 @ $100, XLCA†	1,000,000	1,076,150
Butler & Sedgwick Counties Unified School District No. 385, GO
Series 1999, 5.60%, 9/01/12, FSA	1,775,000	1,947,264
Series 2005, 5.00%, 9/01/18, Callable 9/01/15 @ $100, NATL-RE	2,000,000	2,185,980
Butler County Unified School District No. 394, GO, Series 2004, 3.50%, 9/01/24, Callable 9/01/14 @ $100, AGM	475,000	478,225
Butler County Unified School District No. 490, GO
Series 2005 B, 5.00%, 9/01/23, Callable 9/01/15 @ $100, FSA	500,000	540,620
Series 2005 B, Class B, 5.00%, 9/01/24, Pre-refunded 9/01/15 @ $100, FSA	690,000	818,340
Series 2005 B, Class B, 5.00%, 9/01/24, Callable 9/01/15 @ $100, FSA	395,000	424,984
Cherokee County, COP, Series 2005, 5.00%, 12/01/21, Callable 12/01/15 @ $100, NATL-RE FGIC	1,170,000	1,294,640
Chisholm Creek, Water & Sewer Revenue
Series 2002, 5.25%, 9/01/14, Pre-refunded 9/01/12 @ $100, NATL-RE	710,000	780,929
Series 2002, 5.25%, 9/01/15, Pre-refunded 9/01/12 @ $100, NATL-RE	400,000	439,960
Coffeyville Community College, Series 2005 A, 5.05%, 10/01/25, Pre-refunded 10/01/15 @ $100	1,975,000	2,299,315
Coffeyville Kansas, GO, Series 2008, 3.25%, 11/01/11, Callable 11/01/10 @ $100	500,000	502,875
Coffeyville Public Building Commission, Series 2002, 5.00%, 8/01/22, Callable 8/01/12 @ $100, AMBAC	250,000	246,018
Cowley County Unified School District No. 465, GO, Series 2003, 5.25%, 10/01/15, Callable 10/01/13 @ $100, NATL-RE	1,310,000	1,451,100
Crawford County, Public Bldg Common Hospital District No. 1, Series 2009, 5.38%, 9/01/24, Callable 9/01/19 @ $100	2,300,000	2,445,015
Dodge City Community College, Series 2010, 5.13%, 4/01/30, Callable 4/01/20 @ $100	250,000	246,783
Dodge City Kansas, GO, Series 2009 A, Class A, 4.25%, 9/01/29, Callable 9/01/19 @ $100, AGM	835,000	853,929
Dodge City Kansas Sales Tax Revenue, Series 2009, 5.25%, 6/01/31, Callable 6/01/19 @ $100, AGM	500,000	536,445
Douglas County, GO
Series 2004 A, 5.00%, 8/01/18, Callable 8/01/13 @ $100, AMBAC	1,935,000	2,064,374
Series 2009 A, Class A, 4.00%, 9/01/24, Callable 9/01/19 @ $100	425,000	439,718
Series 2009 A, Class A, 4.25%, 9/01/30, Callable 9/01/19 @ $100	320,000	322,630
Douglas County Kansas Unified School District No. 348, GO, Series 2009 A, Class A, 5.00%, 9/01/30, Callable 9/01/19 @ $100	1,405,000	1,460,006
Douglas County Kansas Unified School District No. 491, GO, Series 2008 A, Class A, 5.00%, 9/01/29, Callable 9/01/18 @ $100, AGM	200,000	211,416

See Notes to Schedule of Portfolio of Investments

American Independence Funds	Schedule of Portfolio Investments
Kansas Tax Exempt Bond Fund	July 31, 2010 (Unaudited)

Security Description	Principal ($)	Value ($)
Municipal Bonds —95.8% (continued)

Fairway Kansas, GO
Series 2010 A, Class A, 3.75%, 9/01/25, Callable 9/01/17 @ $100	250,000	253,882
Series 2010 A, Class A, 4.00%, 9/01/28, Callable 9/01/17 @ $100	470,000	475,772
Series 2010 A, Class A, 4.00%, 9/01/29, Callable 9/01/17 @ $100	390,000	392,383
Franklin County Unified School District No. 289, GO, Series 2001 A, Class A, 5.35%, 9/01/11, FSA	120,000	126,378
Franklin County, COP, Mental Health, Series 2006, 4.75%, 9/01/21, Callable 9/01/13 @ $100	750,000	777,975
Geary County Unified School District No. 475, GO
Series 2005, 5.25%, 9/01/18, Callable 9/01/15 @ $100, NATL-RE	795,000	892,133
Series 2005, 5.25%, 9/01/20, Pre-refunded 9/01/15 @ $100, NATL-RE	2,025,000	2,420,989
Series 2005, 5.25%, 9/01/22, Pre-refunded 9/01/15 @ $100, NATL-RE	1,650,000	1,972,657
Harvey County Unified School District No. 373, GO
Series 1998, 4.80%, 9/01/18, Callable 9/03/10 @ $100, FSA	635,000	636,848
Series 2007, 5.00%, 9/01/22, Callable 9/01/18 @ $100, NATL-RE	1,700,000	1,839,434
Hiawatha Kansas, GO, Series 2006 A, 4.60%, 10/01/26, Callable 10/01/14 @ $100	300,000	306,126
Hoisington Public Building Corp., Health Care Facilities Revenue, Series 2006, 5.00%, 11/01/23, Callable 11/01/14 @ $100, AMBAC	1,700,000	1,787,295
Horton Kansas Electric Utility System Revenue, Series 2009, 4.15%, 10/01/21, Callable 10/01/19 @ $100	540,000	550,708
Johnson County, GO, Series 2007 B, Class B, 4.50%, 9/01/13	1,230,000	1,368,350
Johnson County Community College District, GO, Series 2002, 5.00%, 11/15/24, Callable 11/15/12 @ $100, AMBAC	1,000,000	1,035,440
Johnson County Park & Recreation Foundation Revenue, Series 2001, 5.38%, 9/01/16, Callable 9/01/11 @ $100	1,000,000	1,029,860
Johnson County Park & Recreation Foundation Revenue, COP
Series 2003 B, 5.00%, 9/01/23, Callable 9/01/13 @ $100	870,000	914,970
Series 2010 C, Class C, 4.00%, 9/01/18	610,000	650,065
Johnson County Public Building Commission Revenue
Series 2008 A, Class A, 4.00%, 9/01/20, Callable 9/01/18 @ $100	225,000	241,360
Series 2008 A, Class A, 4.38%, 9/01/23, Callable 9/01/18 @ $100	100,000	108,153
Series 2008 A, Class A, 4.50%, 9/01/22, Callable 9/01/18 @ $100	100,000	109,707
Series 2008 A, Class A, 4.75%, 9/01/24, Callable 9/01/18 @ $100	790,000	864,742
Series 2008 A, Class A, 4.88%, 9/01/25, Callable 9/01/18 @ $100	200,000	218,164
Series 2009 A, Class A, 4.00%, 9/01/22, Callable 9/01/19 @ $100	415,000	437,945
Series 2010 C, Class C, 4.00%, 9/01/24, Callable 9/01/20 @ $100	500,000	519,770
Johnson County Unified School District No. 231, GO
Series 2005 A, Class A, 5.00%, 10/01/23, Callable 10/01/14 @ $100, NATL-RE FGIC	1,080,000	1,148,591
Series 2006 B, Class B, 5.00%, 10/01/25, Callable 10/01/16 @ $100, AMBAC	1,070,000	1,140,470
Johnson County Unified School District No. 232, GO
Series 2003 A, Class A, 4.35%, 9/01/14, Callable 9/01/13 @ $100, NATL-RE FGIC	600,000	646,122
Series 2005, 5.00%, 3/01/15, NATL-RE	600,000	678,030
Series 2005 A, Class A, 5.25%, 9/01/20, Callable 9/01/15 @ $100, FSA	1,325,000	1,493,593
Series 2005 A, Class A, 5.25%, 9/01/23, Callable 9/01/15 @ $100, FSA	1,000,000	1,112,130
Johnson County Unified School District No. 233, GO, Series 2001 B, Class B, 5.50%, 9/01/14, NATL-RE FGIC	325,000	382,398
Johnson County Unified School District No. 512, GO, Series 2005 C, Class C, 4.25%, 10/01/23, Callable 10/01/14 @ $100	1,000,000	1,040,940

See Notes to Schedule of Portfolio of Investments

American Independence Funds	Schedule of Portfolio Investments
Kansas Tax Exempt Bond Fund	July 31, 2010 (Unaudited)

Security Description	Principal ($)	Value ($)
Municipal Bonds —95.8% (continued)

Johnson County Water District No. 1 Revenue
Series 2001, 5.00%, 6/01/12, Callable 12/01/11 @ $100	1,000,000	1,055,100
Series 2001, 5.00%, 12/01/13, Callable 12/01/11 @ $100	750,000	788,873
Series 2007, 3.25%, 12/01/30, Callable 12/01/17 @ $100	1,500,000	1,313,925
Series 2009, 3.00%, 1/01/16	1,225,000	1,315,478
Series 2009, 3.00%, 1/01/17	650,000	691,327
Series 2009, 3.25%, 7/01/20, Callable 7/01/18 @ $100	1,440,000	1,502,309
Junction City Kansas Refunding And Improvement, GO, Series 2010 DW, 4.50%, 9/01/31, Callable 9/01/20 @ $100, AGM	1,000,000	998,620
Kansas Development Finance Authority Revenue
Series 2001, 5.50%, 3/01/16, Pre-refunded 3/01/11 @ $100, AMBAC	400,000	412,056
Series 2001, 5.50%, 3/01/16, Callable 3/01/11 @ $100, AMBAC	250,000	256,315
Series 2002 N, Class N, 5.25%, 10/01/17, Pre-refunded 10/01/12 @ $100, AMBAC	1,115,000	1,233,391
Series 2002 N, Class N, 5.25%, 10/01/17, Callable 10/01/12 @ $100, AMBAC	135,000	143,687
Series 2006, Class A, 4.25%, 11/01/21, Callable 11/01/16 @ $100, NATL-RE FGIC	100,000	104,168
Series 2006, Class A, 5.00%, 11/01/22, Callable 11/01/16 @ $100, NATL-RE FGIC	200,000	219,974
Series 2009 D, Class D, 5.00%, 11/15/22, Callable 11/15/17 @ $100	250,000	269,570
Series 2010 A, 5.25%, 1/01/25, Callable 1/01/20 @ $100	1,500,000	1,584,285
Kansas Independent College Finance Authority, Series 2001, 6.00%, 10/01/21, Callable 9/03/10 @ $100	1,500,000	1,505,340
Kansas Public Wholesale Water Supply District No. 11, Series 2004, 4.60%, 10/01/29, Callable 4/01/11 @ $100, AMBAC	100,000	100,187
Kingman County Unified School District No. 331, GO, Series 2000, 5.80%, 10/01/16, Pre-refunded 10/01/10 @ $100, FGIC	1,545,000	1,558,302
La Cygne, Environmental Improvements Revenue, Kansas City Power & Light, Series 2005, 4.05%, 3/01/15, XLCA	382,000	407,101
La Cygne, Public Building Community Swimming Pool, Series 2009, 5.00%, 11/01/29, Callable 11/01/19 @ $100	375,000	385,879
Lansing Kansas, GO, Series 2008 A, Class A, 4.45%, 9/01/22, Callable 9/01/17 @ $100, FSA	395,000	427,591
Lawrence Hospital Revenue
Series 2003, 5.38%, 7/01/16, Callable 7/01/13 @ $100	1,000,000	1,049,970
Series 2006, 5.25%, 7/01/21, Callable 7/01/16 @ $100	610,000	637,017
Lawrence Water & Sewer System Revenue, Series 2008, 4.30%, 11/01/22, Callable 11/01/18 @ $100	235,000	249,558
Leavenworth County Unified School District No. 453, GO, Series 2009 A, Class A, 4.75%, 3/01/25, Callable 9/01/19 @ $100, AGM	535,000	574,537
Leavenworth County Unified School District No. 458, GO
Series 2009 A, Class A, 5.25%, 9/01/28, Callable 9/01/19 @ $100	1,250,000	1,357,975
Series 2009 C, Class C, 5.00%, 9/01/29, Callable 9/01/19 @ $100	395,000	411,661
Series 2009 C, Class C, 5.00%, 9/01/30, Callable 9/01/19 @ $100	215,000	222,768
Leavenworth County Unified School District No. 464, GO, Series 2005 A, Class A, 5.00%, 9/01/25, Pre-refunded 9/01/15 @ $100, NATL-RE	1,380,000	1,636,680
Leavenworth County Unified School District No. 469, GO, Series 2005 A, 5.00%, 9/01/24, Pre-refunded 9/01/15 @ $100, FGIC	2,400,000	2,839,920
Leawood Kansas, GO, Series 2008 B, Class B, 4.20%, 9/01/23, Callable 9/01/17 @ $100	565,000	600,877
Lenexa Health Care Facilities Revenue, Series 2002 C, Class C, 6.88%, 5/15/32, Pre-refunded 5/15/12 @ $100	1,500,000	1,682,715
Lenexa Kansas, GO, Series 2009 B, Class B, 4.00%, 9/01/25, Callable 9/01/14 @ $100	480,000	490,862

See Notes to Schedule of Portfolio of Investments

American Independence Funds	Schedule of Portfolio Investments
Kansas Tax Exempt Bond Fund	July 31, 2010 (Unaudited)

Security Description	Principal ($)	Value ($)
Municipal Bonds —95.8% (continued)

Lindsborg Kansas, GO, Series 2009 A, Class A, 4.60%, 10/01/29, Callable 10/01/18 @ $100	600,000	601,584
Lyon County Public Building Commission Revenue, Series 2010 A, Class A, 4.00%, 12/01/21, Callable 12/01/18 @ $100	500,000	512,445
Lyon County Unified School District No. 253, GO, Series 2002, 5.00%, 9/01/12, NATL- RE FGIC	250,000	270,108
Maize Public Building Commission, Series 2006 A, Class A, 5.25%, 5/01/25, Callable 5/01/11 @ $100	1,000,000	1,006,650
Maize Water System Revenue, Series 2006, 5.25%, 8/01/26, Callable 8/01/16 @ $100	1,000,000	1,048,630
Manhattan Kansas, GO
Series 2008 A, Class A, 4.50%, 11/01/17	400,000	459,244
Series 2009 D, Class D, 3.25%, 11/01/20, Callable 11/01/19 @ $100	350,000	358,715
Marais Des Cygnes, Public Utility, Series 2007, 4.63%, 12/01/38, Callable 12/01/17 @ $100, AGM	530,000	532,422
Miami County Unified School District No. 367, GO, Series 2005 A, Class A, 5.00%, 9/01/25, Callable 9/01/15 @ $100, FSA	1,310,000	1,398,726
Miami County Unified School District No. 416, GO
Series 2006, 4.00%, 9/01/15, NATL-RE	900,000	991,476
Series 2006, 5.00%, 9/01/20, Callable 9/01/16 @ $100, NATL-RE	1,235,000	1,320,907
Mitchell County, Public Building Common Revenue, Series 2009, 4.50%, 3/01/28, Callable 3/01/18 @ $100, AGM	430,000	447,914
Neosho County, Sales Tax Revenue
Series 2009, 4.00%, 10/01/18, AGM	220,000	237,629
Series 2009, 4.00%, 10/01/19, AGM	225,000	241,402
Series 2009, 4.50%, 10/01/27, Callable 10/01/19 @ $100, AGM	740,000	760,668
Newton Kansas, GO, Series 2004 A, Class A, 5.00%, 9/01/24, Callable 9/01/14 @ $100, NATL-RE	1,000,000	1,056,480
Newton Wastewater Treatement System Revenue, Series 1998, 4.90%, 3/01/12, Callable 9/03/10 @ $100	365,000	366,000
Olathe, Health Facilities Revenue, Olathe County Hospital
Series 2008, 5.00%, 9/01/29, Callable 9/01/17 @ $100	300,000	304,812
Series 2008, 5.13%, 9/01/22, Callable 9/01/17 @ $100	1,315,000	1,393,703
Series 2008 A, Class A, 4.13%, 9/01/37, Callable 3/01/12 @ $100, Putable 3/01/13 @ $100†	1,500,000	1,552,005
Olathe, Special Obligation, Tax Increment Revenue
Series 2006, 4.75%, 3/01/11	340,000	303,817
Series 2007, Class W, 5.45%, 9/01/22, Callable 3/01/17 @ $100	660,000	444,002
Ottawa Kansas Revenue, Series 2010, 5.00%, 4/15/25, Callable 4/15/19 @ $100	1,510,000	1,611,910
Overland Park, GO
Series 2004, 5.00%, 9/01/19, Callable 9/01/13 @ $100	630,000	683,922
Series 2009 A, Class A, 3.00%, 9/01/17	735,000	782,260
Overland Park Kansas Revenue, Series 2010, 5.90%, 4/01/32, Callable 4/01/20 @ $100	1,000,000	1,012,460
Park City Kansas, GO, Series 2009 A, 5.38%, 12/01/25, Callable 12/01/19 @ $100	500,000	497,635
Pittsburg Kansas, GO, Series 2006, Class N, 4.90%, 4/01/24, Callable 4/01/16 @ $100	1,100,000	758,010
Puerto Rico Electric Power Authority Revenue, Series 2007 UU, 5.00%, 7/01/19, NATL- RE	1,000,000	1,084,430
Reno County Unified School District No. 308, GO
Series 2007 A, 5.00%, 9/01/16, NATL-RE	1,000,000	1,132,840
Series 2007 A, 5.00%, 9/01/25, Callable 9/01/17 @ $100, NATL-RE	200,000	212,720

See Notes to Schedule of Portfolio of Investments

American Independence Funds	Schedule of Portfolio Investments
Kansas Tax Exempt Bond Fund	July 31, 2010 (Unaudited)

Security Description	Principal ($)	Value ($)
Municipal Bonds —95.8% (continued)

Rice County Unified School District No. 376, GO, Series 2009, 5.25%, 9/01/35, Callable 9/01/19 @ $100, AGM	500,000	544,775
Rice County Unified School District No. 444, GO, Series 1997, 5.08%, 9/01/14, Callable 9/03/10 @ $100	755,000	757,137
Riley County Unified School District No. 383, GO
Series 2001, 5.00%, 11/01/14, Callable 11/01/11 @ $100, NATL-RE	1,000,000	1,052,670
Series 2008 A, Class A, 5.00%, 9/01/27, Callable 9/01/18 @ $100	1,350,000	1,482,368
Series 2009 A, 5.00%, 9/01/23, Callable 9/01/19 @ $100	1,000,000	1,124,840
Roeland Park Kansas, Series 2005, 5.38%, 8/01/19, Callable 8/01/15 @ $100	500,000	464,075
Salina Kansas, GO, Series 2010 A, Class A, 3.88%, 10/01/25, Callable 10/01/18 @ $100	1,135,000	1,180,479
Salina Kansas, Hospital Revenue, Salina Regional Health Center
Series 2006, 5.00%, 10/01/20, Callable 4/01/16 @ $100	460,000	484,730
Series 2006, 5.00%, 10/01/23, Callable 4/01/16 @ $100	470,000	488,974
Saline County Unified School District No. 305, GO
Series 2001, 5.50%, 9/01/17, Pre-refunded 9/01/11 @ $100, FSA	780,000	819,499
Series 2001, 5.50%, 9/01/17, Callable 9/01/11 @ $100, FSA	220,000	227,548
Scott Country, GO, Series 2010, 5.00%, 4/01/28, Callable 4/01/20 @ $100	500,000	537,215
Scott County Unified School District No. 466, GO, Series 2002, 5.25%, 9/01/17, Pre- refunded 9/01/12 @ $100, FGIC	400,000	439,520
Sedgwick & Shawnee Counties, Single Family Revenue
Series 1994 B-1, 8.05%, 5/01/14, GNMA	15,000	15,254
Series 1997 A-2, 6.70%, 6/01/29, GNMA	90,000	95,388
Series 2010 A-1, 4.65%, 6/01/28, Callable 6/01/20 @ $100, GNMA	1,000,000	999,980
Sedgwick County Public Building Commission Revenue
Series 2003, 4.00%, 8/01/15, Callable 8/01/14 @ $100	500,000	544,200
Series 2008, 5.00%, 8/01/23, Callable 8/01/18 @ $100	390,000	442,096
Series 2008, 5.00%, 8/01/24, Callable 8/01/18 @ $100	100,000	112,155
Series 2008, 5.25%, 8/01/26, Callable 8/01/18 @ $100	130,000	146,900
Series 2008, 5.25%, 8/01/28, Callable 8/01/18 @ $100	800,000	895,088
Sedgwick County Single Family Revenue, Series 1997 A-2, 6.50%, 12/01/16, GNMA	10,000	10,115
Sedgwick County Unified School District No. 259, GO, Series 2009 A, Class A, 5.00%, 10/01/21, Callable 10/01/18 @ $100	1,000,000	1,143,740
Sedgwick County Unified School District No. 261, GO
Series 2007, 4.00%, 11/01/13, FSA	500,000	547,720
Series 2007, 5.00%, 11/01/19, Callable 11/01/17 @ $100, FSA	1,000,000	1,132,050
Sedgwick County Unified School District No. 262, GO, Series 2008, 5.00%, 9/01/24, Callable 9/01/18 @ $100, AGM	245,000	269,564
Sedgwick County Unified School District No. 266, GO
Series 2008, 5.00%, 9/01/16, NATL-RE	150,000	169,926
Series 2008, 5.00%, 9/01/17, NATL-RE	100,000	113,480
Series 2008, 5.00%, 9/01/19, Callable 9/01/17 @ $100, NATL-RE	500,000	551,570
Sedgwick County, Healthcare Facility
Series 2010, 5.00%, 8/01/25, Callable 8/01/15 @ $100	500,000	507,270
Series 2010, 5.25%, 8/01/31, Callable 8/01/15 @ $100	500,000	506,780
Shawnee County, GO, Series 2005 A, Class A, 5.00%, 9/01/19, Callable 9/01/15 @ $100, FSA	700,000	766,472
Shawnee County COP
Series 2007, Class C, 5.00%, 9/01/23, Callable 9/01/15 @ $100	1,840,000	1,948,836

See Notes to Schedule of Portfolio of Investments

American Independence Funds	Schedule of Portfolio Investments
Kansas Tax Exempt Bond Fund	July 31, 2010 (Unaudited)

Security Description	Principal ($)	Value ($)
Municipal Bonds —95.8% (continued)

Series 2007 A, Class A, 5.00%, 9/01/22, Callable 9/01/15 @ $100	1,640,000	1,743,238
Shawnee County Unified School District No. 437, GO
Series 2010 A, Class A, 3.95%, 9/01/27, Callable 9/01/20 @ $100	795,000	806,885
Series 2010 A, Class A, 3.95%, 9/01/28, Callable 9/01/20 @ $100	825,000	833,192
Series 2010 A, Class A, 4.00%, 9/01/29, Callable 9/01/20 @ $100	285,000	287,112
Shawnee County Unified School District No. 501, GO, Series 2005, 5.00%, 8/01/13, FSA	1,000,000	1,120,750
State, Department of Transportation, Highway Revenue
Series 1998, 5.50%, 9/01/14, Escrowed to Maturity	1,000,000	1,187,620
Series 2003 A, Class A, 5.00%, 9/01/11	415,000	435,733
Series 2004 A, 5.00%, 3/01/20, Callable 3/01/14 @ $100	1,170,000	1,294,769
Series 2004 B-1, 4.30%, 9/01/21, Callable 9/01/18 @ $100	575,000	625,232
Series 2004 B-2, 5.00%, 9/01/22, Callable 9/01/18 @ $100	4,600,000	5,280,202
Series 2004 B-3, 5.00%, 9/01/23, Callable 9/01/18 @ $100	1,265,000	1,444,238
Series 2004 B-4, 5.00%, 9/01/24, Callable 9/01/18 @ $100	400,000	452,388
State, Development Finance Authority Health Facilities Revenue, Hays Medical Center, Inc.
Series 2005 L, Class L, 5.00%, 11/15/22, Callable 11/15/15 @ $100	500,000	521,140
Series 2005 M, 3.75%, 5/15/26, Putable 11/15/10 @ $100, NATL-RE†	1,395,000	1,400,915
State, Development Finance Authority Health Facilities Revenue, Stormont-Vail Healthcare, Inc.
Series 2001 K, Class K, 5.75%, 11/15/12, Callable 11/15/11 @ $100, NATL-RE	1,000,000	1,059,480
Series 2007, 5.00%, 11/15/27, Callable 11/15/17 @ $100, NATL-RE	1,875,000	1,924,331
Series 2008 E, Class E, 5.25%, 11/15/23, Putable 11/15/11 @ $100†	1,000,000	1,027,500
State, Development Finance Authority Hospital Revenue, Adventist Health
Series 2009, 5.25%, 11/15/21, Callable 11/15/19 @ $100	1,100,000	1,221,880
Series 2009, 5.50%, 11/15/22, Callable 11/15/19 @ $100	1,000,000	1,121,870
Series 2009 D, Class D, 5.00%, 11/15/24, Callable 11/15/17 @ $100	1,000,000	1,051,590
Series 2009, 5.50%, 11/15/29, Callable 11/15/19 @ $100	1,150,000	1,255,524
State, Development Finance Authority Housing Development Revenue, Series 2003, Class B, 5.35%, 5/20/23, Callable 5/20/13 @ $100, GNMA	1,000,000	1,060,760
State, Development Finance Authority Revenue
Series 1999, Class A, 5.00%, 8/01/11, Callable 2/01/11 @ $100, NATL-RE	500,000	501,345
Series 1999, Class B, 5.00%, 4/01/19, Callable 9/03/10 @ $100, AMBAC	1,000,000	1,002,860
Series 1999, Class H, 5.50%, 8/01/15, Pre-refunded 8/01/11 @ $100, NATL-RE	1,500,000	1,574,865
Series 2002 N, Class N, 5.00%, 10/01/13, Callable 10/01/12 @ $100, AMBAC	500,000	541,695
Series 2002 N, Class N, 5.25%, 10/01/18, Pre-refunded 10/01/12 @ $100, AMBAC	1,610,000	1,779,098
Series 2002 N, Class N, 5.25%, 10/01/22, Pre-refunded 10/01/12 @ $100, AMBAC	1,960,000	2,165,859
Series 2003, 5.00%, 10/01/20, Callable 4/01/13 @ $100, AMBAC	200,000	214,208
Series 2003, 5.00%, 10/01/21, Callable 4/01/13 @ $100, AMBAC	2,750,000	2,932,902
Series 2003, Class J, 5.00%, 8/01/11, AMBAC	380,000	396,933
Series 2003 J, Class J, 5.25%, 8/01/19, Callable 8/01/13 @ $100, AMBAC	410,000	437,781
Series 2004, Class A, 5.00%, 4/01/18, Pre-refunded 4/01/14 @ $100, FGIC	130,000	151,216
Series 2004, Class A, 5.00%, 4/01/15, NATL-RE FGIC	250,000	278,837
Series 2004, Class A, 5.00%, 4/01/17, Callable 4/01/14 @ $100, NATL-RE FGIC	595,000	644,272
Series 2004, Class A, 5.00%, 4/01/18, Callable 4/01/14 @ $100, NATL-RE FGIC	370,000	398,494
Series 2004 A, Class A, 5.00%, 4/01/20, Callable 4/01/14 @ $100, NATL-RE FGIC	515,000	549,299
Series 2005, 5.00%, 5/01/13, NATL-RE	500,000	554,955
Series 2005, 5.00%, 5/01/16, Callable 5/01/15 @ $100, NATL-RE	205,000	227,581
Series 2005, 5.00%, 5/01/21, Callable 5/01/15 @ $100, AMBAC	2,090,000	2,208,921
See Notes to Schedule of Portfolio of Investments

American Independence Funds	Schedule of Portfolio Investments
Kansas Tax Exempt Bond Fund	July 31, 2010 (Unaudited)

Security Description	Principal ($)	Value ($)
Municipal Bonds —95.8% (continued)

Series 2005, 5.00%, 10/01/22, Callable 10/01/15 @ $100	1,140,000	1,246,453
Series 2006, 5.00%, 2/01/26, Callable 2/01/16 @ $100, XLCA	2,000,000	2,095,720
Series 2006, Class A, 5.00%, 11/01/20, Callable 11/01/16 @ $100, NATL-RE FGIC	900,000	999,018
Series 2006, Class A, 5.00%, 11/01/21, Callable 11/01/16 @ $100, NATL-RE FGIC	500,000	552,615
Series 2006, Class A, 5.00%, 11/01/25, Callable 11/01/16 @ $100, NATL-RE FGIC	1,000,000	1,078,740
Series 2006 TR, 5.00%, 10/01/14	350,000	406,413
Series 2006 TR, 5.00%, 10/01/16	1,585,000	1,880,381
Series 2007 A, 4.25%, 4/01/27, Callable 4/01/15 @ $100, NATL-RE	200,000	200,746
Series 2007 K, Class K, 5.25%, 11/01/21, Callable 11/01/17 @ $100, NATL-RE	250,000	283,227
Series 2007 K, Class K, 5.25%, 11/01/26, Callable 11/01/17 @ $100, NATL-RE	1,200,000	1,323,552
Series 2008 A, Class A, 4.00%, 3/01/16	700,000	782,124
Series 2008 L, Class L, 5.13%, 11/01/25, Callable 11/01/18 @ $100, FSA	100,000	110,862
Series 2008 L, Class L, 5.25%, 11/01/28, Callable 11/01/18 @ $100, FSA	155,000	168,366
Series 2009 M-1, 5.00%, 11/01/28, Callable 11/01/19 @ $100	2,055,000	2,199,220
Series 2009 M-1, 5.00%, 11/01/29, Callable 11/01/19 @ $100	2,060,000	2,189,883
Series 2009 TR, 4.63%, 10/01/26, Callable 10/01/18 @ $100	300,000	324,201
Series 2009 TR, 5.00%, 10/01/21, Callable 10/01/18 @ $100	1,270,000	1,465,466
Series 2010, Class A, 4.00%, 11/01/27, Callable 11/01/19 @ $100	765,000	773,813
Series 2010, Class A, 4.00%, 11/01/28, Callable 11/01/19 @ $100	550,000	553,355
State, Development Finance Authority Revenue, Commerce Impact Program Series 2009, 4.00%, 6/01/17	495,000	535,813
State, Development Finance Authority Revenue
Series 2003, Class J, 5.00%, 8/01/11, AMBAC	120,000	125,580
Series 2004, Class A, 5.00%, 4/01/13, Escrowed to Maturity, FGIC	150,000	167,760
State, Development Finance Authority Revenue, Highway Transportation Revenue
Series 2009 O, Class O, 5.00%, 6/15/31, Callable 6/15/19 @ $100	2,500,000	2,592,250
State, Development Finance Authority Revenue, Public Water Supply
Series 2009 DW-1, 3.13%, 4/01/21, Callable 4/01/17 @ $100	1,500,000	1,507,590
Series 2009 DW-1, 3.25%, 4/01/23, Callable 4/01/17 @ $100	1,795,000	1,804,585
State, Development Finance Authority Revenue, University of Kansas Athletic Facility
Series 2004, Class K, 5.00%, 6/01/15, Callable 6/01/14 @ $100	930,000	1,022,126
Series 2004, Class K, 5.00%, 6/01/18, Callable 6/01/14 @ $100	1,000,000	1,067,620
Series 2004, Class K, 5.00%, 6/01/21, Callable 6/01/14 @ $100	1,235,000	1,299,368
Series 2008 C, Class C, 5.00%, 6/01/28, Callable 6/01/15 @ $100	2,475,000	2,568,184
State, Development Finance Authority, Lease Revenue Department of Juvenile Justice Authority, Series 2001 D, Class D, 5.25%, 5/01/16, Callable 5/01/11 @ $100, NATL-RE	1,275,000	1,314,143
State, Development Finance Authority, Water Pollution Control Revenue
Series 1998, 5.25%, 11/01/10	650,000	657,826
Series 1998, 5.25%, 5/01/11, Callable 9/03/10 @ $100	320,000	320,944
Series 2001, 5.50%, 11/01/15	200,000	239,954
Series 2001, 5.00%, 11/01/19, Callable 11/01/11 @ $100	2,000,000	2,101,500
Series 2002, 5.50%, 11/01/13, Callable 11/01/12 @ $100	900,000	1,001,466
Series 2002, 5.50%, 11/01/19, Callable 11/01/12 @ $100	960,000	1,039,210
Series 2008, 5.00%, 11/01/24, Callable 11/01/13 @ $100	1,000,000	1,053,070

See Notes to Schedule of Portfolio of Investments

American Independence Funds	Schedule of Portfolio Investments
Kansas Tax Exempt Bond Fund	July 31, 2010 (Unaudited)

Security Description	Principal ($)	Value ($)
Municipal Bonds —95.8% (continued)

State, Development Finance Authority, Water Supply Revenue
Series 2004, 5.00%, 4/01/23, Callable 4/01/14 @ $100	1,860,000	2,031,083
Series 2008, 6.00%, 4/01/27, Callable 4/01/13 @ $100	2,000,000	2,150,520
State, Turnpike Authority, Series 2004 A-2, 5.00%, 9/01/20, Callable 9/01/14 @ $100, FSA	500,000	536,725
Topeka Public Building Commission, Series 2007 A, Class A, 5.00%, 6/01/13, NATL-RE	1,140,000	1,268,375
Topeka Public Building Common Revenue, Series 2007 A, Class A, 5.00%, 6/01/27, Callable 6/01/18 @ $100, NATL-RE	2,355,000	2,603,382
University of Kansas Hospital Authority Health Facilities Revenue
Series 2002, 5.25%, 9/01/13, Pre-refunded 9/01/12 @ $100	450,000	493,479
Series 2002, 5.63%, 9/01/27, Pre-refunded 9/01/12 @ $100	275,000	303,694
Series 2002, 5.63%, 9/01/32, Pre-refunded 9/01/12 @ $100	1,100,000	1,214,774
Series 2002, 6.00%, 9/01/16, Pre-refunded 9/01/12 @ $100	1,120,000	1,245,518
Series 2006, 5.00%, 9/01/21, Callable 9/01/16 @ $100	1,075,000	1,130,072
University of Kansas Hospital Authority Health Facilities Revenue Escrowed to Maturity, Series 2002, 5.50%, 9/01/11	300,000	316,227
Wamego Kansas, Series 2004, 5.30%, 6/01/31, Callable 6/01/14 @ $100, NATL-RE	500,000	516,360
Wichita GO
Series 2005 C, 5.13%, 10/01/29, Callable 10/01/15 @ $100, AMBAC	605,000	644,543
Series 2009, 4.00%, 6/01/24, Callable 6/01/16 @ $100	150,000	156,189
Wichita Kansas, GO
Series 800, 4.00%, 6/01/23, Callable 6/01/17 @ $100	405,000	426,696
Series 800, 4.00%, 6/01/24, Callable 6/01/17 @ $100	180,000	188,289
Series 800A, 4.00%, 6/01/24, Callable 6/01/20 @ $100	100,000	105,949
Series 800A, 4.00%, 6/01/25, Callable 6/01/17 @ $100	820,000	851,496
Series 800A, 4.00%, 6/01/26, Callable 6/01/20 @ $100	475,000	492,219
Series 800A, 4.00%, 6/01/27, Callable 6/01/20 @ $100	780,000	800,709
Series 802A, 4.00%, 12/01/29, Callable 12/01/20 @ $100	250,000	251,442
Wichita, Hospital Facilities Revenue
Series 2001 III, 5.00%, 11/15/13, Callable 11/15/11 @ $100	295,000	308,617
Series 2001 III, 5.25%, 11/15/15, Callable 11/15/11 @ $100	335,000	348,775
Series 2001 III, 5.50%, 11/15/17, Callable 11/15/11 @ $100	500,000	517,810
Series 2001 III, 6.25%, 11/15/19, Callable 11/15/11 @ $100	750,000	785,828
Series 2009, 4.75%, 11/15/24, Callable 11/15/19 @ $100	560,000	569,638
Series 2009, 5.25%, 11/15/24, Callable 11/15/19 @ $100	2,000,000	2,114,180
Wichita, Sales Tax Revenue, GO, Series 2007, 5.00%, 10/01/12	2,325,000	2,544,550
Wichita, Water & Sewer Utility Revenue
Series 1998, 4.70%, 10/01/12, Callable 9/03/10 @ $100, NATL-RE FGIC	1,520,000	1,523,876
Series 2003, 5.00%, 10/01/13, NATL-RE FGIC	800,000	891,552
Series 2003, 5.25%, 10/01/15, Callable 10/01/13 @ $100, NATL-RE FGIC	350,000	385,427
Series 2003, 5.25%, 10/01/17, Callable 10/01/13 @ $100, NATL-RE FGIC	2,300,000	2,483,586
Series 2005 A, Class A, 5.00%, 10/01/12, NATL-RE FGIC	1,000,000	1,090,810
Series 2005 B, Class B, 5.00%, 10/01/16, Callable 10/01/14 @ $100, NATL-RE FGIC	500,000	548,440
Series 2009 A, Class A, 5.00%, 10/01/29, Callable 10/01/19 @ $100	750,000	818,422
Wyandotte County School District No. 204, GO, Series 2005 A, Class A, 5.00%, 9/01/24, Callable 9/01/15 @ $100, NATL-RE FGIC	1,000,000	1,050,180
Wyandotte County Unified School District No. 202, GO, Series 2004 A, Class A, 5.00%,Wyandotte County Unified School District No. 202, GO, Series 2004 A, Class A, 5.00%, 9/01/13, AMBAC	1,000,000	1,115,020

See Notes to Schedule of Portfolio of Investments

American Independence Funds	Schedule of Portfolio Investments
Kansas Tax Exempt Bond Fund	July 31, 2010 (Unaudited)

Security Description	Principal ($)	Value ($)
Municipal Bonds —95.8% (continued)

Wyandotte County Unified School District No. 500, GO
Series 2001, 5.25%, 9/01/12, Pre-refunded 9/01/11 @ $100, FSA	1,805,000	1,900,809
Series 2002, 5.50%, 9/01/16, Pre-refunded 9/01/12 @ $100, FSA	300,000	331,518
Series 2003, 5.25%, 9/01/15, Callable 9/01/13 @ $100, FSA	1,000,000	1,125,540
Wyandotte County, Government Transportation Development Revenue, Cabelas Project
Series 2006, 5.00%, 12/01/21, Callable 6/01/16 @ $100	1,145,000	1,157,023
Wyandotte County, Government Transportation Development Revenue, Legends Village
West Project
Series 2006, 4.60%, 10/01/16	210,000	190,493
Series 2006, 4.88%, 10/01/28, Callable 10/01/16 @ $100	475,000	354,274
Wyandotte County-Kansas City Unified Government, GO
Series 2001, 6.00%, 5/01/15, Callable 5/01/11 @ $100, NATL-RE	1,975,000	2,039,800
Series 2004 B, Class B, 5.00%, 9/01/24, Callable 9/01/14 @ $100, FSA	470,000	497,095
Series 2009 A, Class A, 5.00%, 9/01/24, Callable 3/01/19 @ $100, BHAC	210,000	231,357
Series 2010 A, Class A, 4.00%, 8/01/30, Callable 8/01/20 @ $100	500,000	486,560
Series 2010 A, Class A, 5.00%, 8/01/29, Callable 8/01/20 @ $100	1,000,000	1,078,280
Wyandotte County-Kansas City Unified Government, Multi-Family Housing
Series 2004, 4.75%, 8/01/34, Callable 8/01/11 @ $100, Putable 8/01/14 @ $100†	2,410,000	2,471,865
Wyandotte County-Kansas City Unified Government, Utilities System
Series 2010 A, Class A, 4.25%, 9/01/23, Callable 3/01/20 @ $100	500,000	509,450
Total Municipal Bonds (Cost $247,484,502)		256,759,210

	Shares
Short-Term Investments — 4.0%

Money Market Funds — 4.0%
Federated Tax-Free Obligations Fund	6,788,817	6,788,817
Marshall Tax-Free Money Market Fund	4,000,000	4,000,000

Total Short-Term Investments (Cost $10,788,817)		10,788,817

Total Investments
(Cost $258,273,319(a)) — 99.8%		$267,548,027

Assets in excess of liabilities — 0.2%		554,721

NET ASSETS — 100.0%		$268,102,748

(a)	See Notes to Schedules of Portfolio of Investments for tax unrealized appreciation (depreciation) of securities.
†	Variable or floating rate security. This rate reflected on the Schedule of Portfolio Investments is the rate in effect at July 31, 2010.

See Notes to Schedule of Portfolio of Investments

American Independence Funds	Schedule of Portfolio Investments
Kansas Tax Exempt Bond Fund	July 31, 2010 (Unaudited)

Summary of Abbreviations
AMBAC	- Insured by American Municipal Bond Insurance Corp.
AGM	- Assured Guaranty Municipal Corp.
BHAC	- Insured by Berkshire Hathaway Assurance Corp.
COP	- Certificate of Participation
FGIC	- Insured by Financial Guaranty Insurance Co.
FSA	- Insured by Assured Guaranty Municipal (formerly Federal Security Assurance)
GO	- General Obligation
GNMA	- Government National Mortgage Association
NATL-RE	- National Public Finance Guaranty Corp. (formerly MBIA)
OID	- Original Issue Discount
XLCA	- Insured by XL Capital Assurance

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Schedule of Portfolio of Investments.

	Valuation Inputs at Reporting Date:

		Level 2	Level 3
	Level 1	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Investments at Value
Municipal Bonds	$–	$256,759,210	$–	$256,759,210
Short-Term Investments	10,788,817	–	–	10,788,817
Total Investments	$10,788,817	$256,759,210	$–	$267,548,027

See Notes to Schedule of Portfolio of Investments

American Independence Funds	Schedule of Portfolio Investments
International Bond Fund	July 31, 2010 (Unaudited)

Security Description	Currency	Principal	Value ($)
Agency/Government Guaranteed— 9.8%

France—2.0%
Agence Francaise Development, 2.25%, 5/22/2012	USD	400,000	407,332

Germany—3.0%
Kreditanstalt fuer Wiederaufbau, 4.00%, 4/8/2011	EUR	320,000	425,426
Kreditanstalt fuer Wiederaufbau, 6.25%, 12/4/2019	AUD	200,000	181,461
			606,887

Netherlands—3.7%
Bank Nederlandse Gemeenten, 4.00%, 7/15/2014	EUR	100,000	140,482
ING Bank NV, 3.38%, 3/3/2014	EUR	450,000	613,368
			753,850

United Kingdom—1.1%
Barclays Bank plc, 4.25%, 10/27/2011	EUR	160,000	216,362

Total Agency/Government Guaranteed (Cost $2,010,766)			1,984,431

Asset-Backed Securities —3.3%

BA Credit Card Trust, Series B4, (United States), 5.45%, 9/18/2013	GBP	50,000	79,503
Citibank Credit Card Issuance Trust, Series 2004-A2 REGS, Class A, (United States), 0.79%, 5/24/2013†	EUR	200,000	257,404
Citibank Credit Card Issuance Trust (United States), 5.38%, 4/11/2011	EUR	150,000	199,272
MBNA Credit Card Master Note Trust, Series 2002-A2, Class A, (United States), 5.60%, 7/17/2014	EUR	100,000	135,928
Total Asset-Backed Securities (Cost 625,583)			672,107

Commercial Mortgage-Backed Securities —5.9%

Bear Stearns Commercial Mortgage Securities, Series 2005-PW10, Class A4, (United States), 5.41%, 12/11/2040†	USD	100,000	108,126
Citigroup Commercial Mortgage Trust, Series 2006-C5, Class A4, (United States), 5.43%, 10/15/2049	USD	130,000	137,243
Commercial Mortgage Pass Through Certificates, Series 2006-C7, Class A4, (United States), 5.77%, 6/10/2046†	USD	70,000	76,282
Commercial Mortgage Pass Through Certificates, Series 2004-LB3A, Class A5, (United States), 5.31%, 7/10/2037†	USD	130,000	139,751
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C5, Class A4, (United States), 4.83%, 11/15/2037	USD	90,000	93,596
GE Capital Commercial Mortgage Corp., Series 2004-C3, Class A4, (United States), 5.19%, 7/10/2039†	USD	160,000	170,393
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4, (United States), 5.44%, 3/10/2039	USD	33,000	33,875
GS Mortgage Securities Corp. II, Series 2006-GG8, Class A4, (United States), 5.56%, 11/10/2039	USD	167,000	173,969
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-3, Class A4, (United States), 5.41%, 7/12/2046†	USD	160,000	167,215

See Notes to Schedules of Portfolio of Investments

American Independence Funds	Schedule of Portfolio Investments
International Bond Fund	July 31, 2010 (Unaudited)

Security Description	Currency	Principal	Value ($)
Commercial Mortgage-Backed Securities —5.9% (continued)

Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A4, (United States), 4.80%, 10/15/2041	USD	90,000	94,386
Total Commercial Mortgage-Backed Securities (Cost 1,160,118)			1,194,836

Corporate Obligations —22.8%

Energy—3.2%
EDF SA, Series EMTN, (France), 5.63%, 1/23/2013	EUR	200,000	283,575
Gaz Capital SA, Series REGS, (Luxembourg), 5.03%, 2/25/2014	EUR	190,000	258,889
Shell International Finance BV (Netherlands), 3.10%, 6/28/2015	USD	100,000	103,653
			646,117

Financials—15.8%
Bank of Scotland plc (United Kingdom), 5.50%, 10/29/2012	EUR	200,000	263,545
CIF Euromortgage (France), 4.00%, 10/25/2016	EUR	650,000	898,828
Credit Suisse/London (Switzerland), 6.13%, 8/5/2013	EUR	250,000	359,396
DNB NOR Bank ASA, Series EMTN, (Norway), 4.50%, 5/29/2014	EUR	350,000	488,750
HSBC France (France), 5.75%, 6/19/2013	EUR	350,000	500,246
HSBC Holdings plc (United Kingdom), 6.25%, 3/19/2018	EUR	150,000	223,904
JPMorgan Chase & Co. (United States), 4.38%, 11/12/2019†	EUR	100,000	131,474
JPMorgan Chase Bank NA (United States), 4.63%, 5/31/2017†	EUR	100,000	132,953
Rabobank Nederland NV (Netherlands), 4.75%, 1/15/2018	EUR	150,000	212,386
			3,211,482

Industrials—0.5%
ABB International Finance Ltd., Series EMTN, (Guernsey), 4.63%, 6/6/2013	EUR	70,000	97,263

Materials—1.3%
Merck Finanz AG (Luxembourg), 3.75%, 12/7/2012	EUR	190,000	257,728

Telecommunication Services—1.6%
France Telecom SA (France), 5.63%, 5/22/2018	EUR	150,000	227,104
Telecom Italia Finance SA (Italy), 7.50%, 4/20/2011	EUR	70,000	94,749
			321,853

Utilities—0.4%
E.ON International Finance BV (Netherlands), 5.50%, 10/2/2017	EUR	50,000	75,344

Total Corporate Obligations (Cost 4,657,063)			4,609,787

Sovereign— 38.5%

Belgium—2.1%
Belgium Government Bond, Series 55, 4.00%, 3/28/2019	EUR	305,000	423,308

Canada—1.3%
Canadian Government Bond, 5.00%, 6/1/2014	CAD	80,000	86,194
Canadian Government Bond, 5.00%, 6/1/2037	CAD	148,000	175,922

See Notes to Schedules of Portfolio of Investments

American Independence Funds	Schedule of Portfolio Investments
International Bond Fund	July 31, 2010 (Unaudited)

Security Description	Currency	Principal	Value ($)
Sovereign— 38.5% (continued)

Canada—1.3% (continued)
			262,116

Germany—3.3%
Bundesrepublik Deutschland, Series 09, 3.50%, 7/4/2019	EUR	190,000	265,658
Bundesrepublik Deutschland, Series 09, 3.25%, 1/4/2020	EUR	150,000	205,664
Bundesrepublik Deutschland, Series 97, 6.50%, 7/4/2027	EUR	55,000	102,010
Bundesrepublik Deutschland, Series 05, 4.00%, 1/4/2037	EUR	60,000	86,625
			659,957

Ireland—1.4%
Ireland Government Bond, 4.50%, 4/18/2020	EUR	230,000	285,592

Italy—4.0%
Italy Buoni Poliennali Del Tesoro, 3.00%, 3/1/2012	EUR	45,000	59,903
Italy Buoni Poliennali Del Tesoro, 4.25%, 3/1/2020	EUR	95,000	127,602
Italy Buoni Poliennali Del Tesoro, 3.75%, 8/1/2021	EUR	250,000	322,187
Italy Buoni Poliennali Del Tesoro, 5.75%, 2/1/2033	EUR	205,000	298,557
			808,249

Japan—12.1%
Japan Government Ten Year Bond, Series 305, 1.30%, 12/20/2019	JPY	95,100,000	1,131,837
Japan Government Thirty Year Bond, Series 25, 2.30%, 12/20/2036	JPY	21,000,000	266,705
Japan Government Twenty Year Bond, Series 90, 2.20%, 9/20/2026	JPY	34,000,000	427,458
Japan Government Twenty Year Bond, Series 114, 2.10%, 12/20/2029	JPY	50,550,000	619,943
			2,445,943

Netherlands—5.0%
Netherlands Government Bond, 1.75%, 1/15/2013	EUR	760,000	1,007,746

Poland—1.1%
Poland Government Bond, Series 1015, 6.25%, 10/24/2015	PLN	640,000	215,817

Singapore—1.9%
Singapore Government Bond, 2.50%, 6/1/2019	SGD	500,000	396,735

Spain—1.1%
Spain Government Bond, 4.00%, 4/30/2020	EUR	180,000	231,951

United Kingdom—5.2%
United Kingdom Gilt, 2.25%, 3/7/2014	GBP	300,000	480,852
United Kingdom Gilt, 4.50%, 3/7/2019	GBP	50,000	86,200
United Kingdom Gilt, 4.25%, 9/7/2039	GBP	60,000	93,410
United Kingdom Gilt, 4.25%, 12/7/2055	GBP	250,000	391,738
			1,052,200

Total Sovereign (Cost $7,490,215)			7,789,614

See Notes to Schedules of Portfolio of Investments

American Independence Funds	Schedule of Portfolio Investments
International Bond Fund	July 31, 2010 (Unaudited)

Security Description	Currency	Principal	Value ($)
U.S. Treasury Obligation — 0.2%

U.S. Treasury Bond—0.2%

U.S. Treasury Bond (United States), 4.500%, 5/15/2038	USD	40,000	43,675

Total U.S. Treasury Obligations (Cost $42,800)			43,675

Short-Term Investments— 14.5%

U.S. Government Agency Securities — 9.0%
Fannie Mae Discount Notes, (United States), 8/02/2010	USD	175,000	174,999
Freddie Mac Discount Notes, (United States), 8/04/2010	USD	800,000	799,984
Fannie Mae Discount Notes, (United States), 9/20/2010	USD	150,000	149,962
Fannie Mae Discount Notes, (United States), 10/20/2010	USD	200,000	199,934
Freddie Mac Discount Notes, (United States), 11/29/2010	USD	500,000	499,686
			1,824,565

		Shares
Money Market Fund — 5.5%
Dreyfus Cash Management	USD	1,118,025	1,118,025

Total Short-Term Investments (Cost $2,942,531)			2,942,590

Total Investments
(Cost $18,929,076(a)) — 95.0%			$19,237,040

Assets in excess of liabilities — 5.0%			1,009,333

NET ASSETS — 100.0%			$20,246,373

(a)	See Notes to Schedules of Portfolio of Investments for tax unrealized appreciation (depreciation) of securities.
†	Variable or floating rate security. This rate reflected on the Schedule of Portfolio Investments is the rate in effect at July 31, 2010.

Summary of Abbreviations
EMTN	- Euro Medium-Term Note
REG S
-   In the U.S., this is an SEC rule allowing for the resale of unregistered securities outside the United States, including securities issued under Rule 144A. These securities are valued at 516,293 or 2.6% of net assets.

See Notes to Schedules of Portfolio of Investments

American Independence Funds	Schedule of Portfolio Investments
International Bond Fund	July 31, 2010 (Unaudited)

Futures Contracts — 0.1%

			Unrealized
			Appreciation/
Number of Contracts	Futures Contract	Notional Amount	(Depreciation)

Futures Contracts Purchased

1	September 2010 30-Year U.S. Long Bond	$128,719	$1,935
3	September 2010 Canadian 10-Year Bond	371,850	8,317
4	September 2010 Euro-BOBL	480,120	(692)
1	September 2010 Euro-Bund	128,550	885
3	September 2010 Euro-BUXL 30-Year Bond	331,500	2,753
1	September 2010 Japan 10-Year Bond	141,840,000	14,055
3	September 2010 Long Gilt	364,530	12,045
			39,298
Futures Contracts Sold

-7	September 2010 10-Year U.S. Treasury Note	866,688	(5,592)
-3	September 2010 5-Year U.S. Treasury Note	359,484	(8,499)
-8	September 2010 Euro-Schatz	873,680	4,530
			(9,561)
			$29,737

Forward Foreign Exchange Contracts — (0.3%)
	Contract To				Unrealized
					Appreciation/
Value Date	Receive		Deliver		(Depreciation)

10/06/2010	AUD	80,000	CAD	73,432	USD$	456
10/06/2010	AUD	133,000	JPY	9,847,652	USD	5,354
10/06/2010	AUD	80,000	NZD	98,350	USD	822
10/06/2010	AUD	260,953	USD	219,377	USD	14,899
10/06/2010	CAD	73,324	AUD	82,000	USD	(2,356)
10/06/2010	CAD	705,349	USD	666,345	USD	19,163
10/06/2010	CHF	119,548	EUR	89,000	USD	(1,135)
10/06/2010	CHF	75,365	GBP	46,000	USD	233
10/06/2010	CHF	447,537	USD	421,922	USD	7,969
10/06/2010	CZK	799,580	USD	39,111	USD	2,884
10/06/2010	DKK	878,294	USD	148,421	USD	5,179
10/06/2010	EUR	48,000	CAD	64,412	USD	(55)
10/06/2010	EUR	180,000	CHF	244,066	USD	104
10/06/2010	EUR	148,000	GBP	124,738	USD	(2,830)
10/06/2010	EUR	94,000	JPY	10,557,364	USD	216
10/06/2010	EUR	44,000	SEK	415,978	USD	(251)
10/06/2010	EUR	1,931,000	USD	2,464,311	USD	51,852
10/06/2010	GBP	47,000	CHF	76,173	USD	560
10/06/2010	GBP	63,445	EUR	76,000	USD	498
10/06/2010	GBP	265,883	USD	402,523	USD	14,574
10/06/2010	JPY	5,128,080	EUR	46,000	USD	(549)
10/06/2010	JPY	384,568,700	USD	4,416,032	USD	37,833
10/06/2010	KRW	373,743,300	USD	303,511	USD	11,469
10/06/2010	MXN	1,161,049	USD	88,193	USD	2,902
10/06/2010	NOK	250,835	USD	38,965	USD	2,178
10/06/2010	NZD	103,560	AUD	85,000	USD	(1,550)

See Notes to Schedules of Portfolio of Investments

American Independence Funds	Schedule of Portfolio Investments
International Bond Fund	July 31, 2010 (Unaudited)

Forward Foreign Exchange Contracts — (0.3%) (continued)
	Contract To				Unrealized
					Appreciation/
Value Date	Receive		Deliver		(Depreciation)

10/06/2010	NZD	40,677	USD	27,876	USD	$1,489
10/06/2010	SEK	434,584	EUR	46,000	USD	221
10/06/2010	SEK	2,644,716	USD	348,218	USD	17,897
10/06/2010	SGD	158,700	USD	114,091	USD	2,628
10/06/2010	USD	173,762	AUD	208,000	USD	(12,974)
10/06/2010	USD	94,000	CHF	99,705	USD	(1,773)
10/06/2010	USD	4,447,419	EUR	3,575,493	USD	(211,580)
10/06/2010	USD	38,045	GBP	25,172	USD	(1,444)
10/06/2010	USD	520,000	JPY	45,591,560	USD	(8,017)
10/06/2010	USD	39,312	NOK	253,073	USD	(2,197)
10/06/2010	USD	35,049	NZD	51,143	USD	(1,872)
10/06/2010	USD	124,663	PLN	416,987	USD	(10,389)
10/06/2010	USD	310,267	SGD	431,581	USD	(7,145)
10/06/2010	ZAR	476,101	USD	60,504	USD	4,033
						$(60,704)

AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
CZK	— Czech Republic Koruna
DKK	— Denmark Krone
EUR	— Euro Dollar
GBP	— United Kingdom Pound
JPY	— Japanese Yen
KRW	— Republic of Korea (South Korea) Won
MXN	— Mexico Nuevo Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PLN	— Poland Zloty
SEK	— Swedish Krona
SGD	— Singapore Dollar
USD	— United States Dollar
ZAR	— South Africa Rand

See Notes to Schedules of Portfolio of Investments

American Independence Funds	Schedule of Portfolio Investments
International Bond Fund	July 31, 2010 (Unaudited)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Schedule of Portfolio of Investments.

	Valuation Inputs at Reporting Date:

		Level 2	Level 3
	Level 1	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Investments at Value
Agency/Government Guaranteed	$–	$1,984,431	$–	$1,984,431
Asset-Backed Securities	–	672,107	–	672,107
Commercial Mortgage-Backed Securities	–	1,194,836	–	1,194,836
Corporate Obligations	–	4,609,787	–	4,609,787
Short-Term Investments	1,118,025	1,824,565	–	2,942,590
Sovereign	–	7,789,614	–	7,789,614
U.S. Treasury Obligations	–	43,675	–	43,675
Total Investments	$1,118,025	$18,119,015	$–	$19,237,040

Other Financial Instruments*
Forward Currency Contracts	$–	$(60,704)	$–	$(60,704)
Futures	29,737	–	–	29,737
Total Other Financial Instruments	$29,737	$(60,704)	$–	$(30,967)

* Other financial instruments are derivative instruments not reflected in total investments.  Amounts shown represent unrealized appreciation/(depreciation).

See Notes to Schedules of Portfolio of Investments

American Independence Funds	Schedule of Portfolio Investments
U.S. Inflation-Indexed Fund	July 31, 2010 (Unaudited)

Security Description	Principal ($)	Value ($)
U.S. Treasury Inflation-Indexed Securities — 98.2%

U.S. Treasury Inflation-Indexed Bonds — 34.5%
2.38%, 1/15/2025	7,110,000	9,047,351
2.38%, 1/15/2027	9,440,000	11,192,860
3.63%, 4/15/2028	4,310,000	7,424,571
2.50%, 1/15/2029	3,390,000	3,843,237
3.88%, 4/15/2029	2,950,000	5,194,611
2.13%, 2/15/2040	3,120,000	3,341,341
		40,043,971
U.S. Treasury Inflation-Indexed Notes — 63.7%
3.50%, 1/15/2011	650,000	826,215
1.88%, 7/15/2013	12,960,000	16,310,749
2.00%, 7/15/2014	15,935,000	19,800,063
1.63%, 1/15/2015	7,540,000	9,116,122
0.50%, 4/15/2015	4,850,000	4,968,996
2.50%, 7/15/2016	5,970,000	7,195,938
1.88%, 7/15/2019	9,187,000	10,080,518
1.25%, 7/15/2020	5,630,000	5,694,411
		73,993,012
Total U.S. Treasury Inflation-Indexed Securities (Cost $112,153,835)		114,036,983

Short-Term Investment — 0.2%

	Shares
Money Market Fund — 0.2%
Dreyfus Cash Management	231,473	231,473

Total Short-Term Investments ($231,473)		231,473

Total Investments
(Cost $112,385,308(a)) — 98.4%		$114,268,456

Assets in excess of liabilities — 1.6%		1,852,044

NET ASSETS — 100.0%		$116,120,500

(a)	See Notes to Schedules of Portfolio of Investments for tax unrealized appreciation (depreciation) of securities.
(b)	Net unrealized gain/loss on futures rounds to less than 0.05%

See Notes to Schedules of Portfolio of Investments

American Independence Funds	Schedule of Portfolio Investments
U.S. Inflation-Indexed Fund	July 31, 2010 (Unaudited)

Futures Contracts — 0.0%(b)

			Unrealized
			Appreciation/
Number of Contracts	Futures Contract	Notional Amount	(Depreciation)

Futures Contracts Purchased

43	September 2010 10-Year U.S. Treasury Note	$5,323,938	$175,636

Futures Contracts Sold

-6	September 2010 2-Year U.S. Treasury Note	1,314,750	(2,262)
-13	September 2010 30-Year U.S. Long Bond	1,673,344	(46,347)
-9	September 2010 30-Year U.S. Ultra Bond	1,217,250	(38,338)
-79	September 2010 5-Year U.S. Treasury Note	9,466,422	(78,741)
			(165,688)
			$9,948

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Schedule of Portfolio of Investments.

	Valuation Inputs at Reporting Date:

		Level 2	Level 3
	Level 1	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Investments at Value
Short-Term Investments	$231,473	$–	$–	$231,473
U.S. Treasury Inflation-Indexed Securities	–	114,036,983	–	114,036,983
Total Investments	$407,109	$114,036,983	$–	$114,268,456

		Level 2	Level 3
	Level 1	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Other Financial Instruments*
Futures	$9,948	$–	$–	$9,948

* Other financial instruments are derivative instruments not reflected in total investments.  Amounts shown represent unrealized appreciation/(depreciation).

See Notes to Schedules of Portfolio of Investments

American Independence Funds	Schedule of Portfolio Investments
Fusion Fund	July 31, 2010 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks (Long Positions) — 53.1%

Consumer Discretionary — 16.2%
AutoZone, Inc. (a) (b)	1,147	242,671
Discovery Communications, Inc., Class A (a) (b)	6,010	232,046
Expedia, Inc. (b)	10,000	226,800
ITT Educational Services, Inc. (a) (b)	2,386	192,646
Liberty Media Corp. - Interactive, Class A (a) (b)	19,754	223,615
Ross Stores, Inc.	3,500	184,310
		1,302,088
Consumer Staples — 2.9%
Wal-Mart Stores, Inc. (b)	4,539	232,351

Energy — 2.9%
Alpha Natural Resources, Inc. (a) (b)	6,175	236,688

Financials — 2.8%
Reinsurance Group of America, Inc. (b)	4,644	222,819

Health Care — 8.7%
Biogen Idec, Inc. (a) (b)	4,539	253,639
CIGNA Corp. (b)	6,779	208,522
UnitedHealth Group, Inc. (b)	7,708	234,709
		696,870
Industrials — 8.3%
L-3 Communications Holdings, Inc. (b)	3,015	220,216
Oshkosh Corp. (a) (b)	6,767	232,649
Pitney Bowes, Inc. (b)	9,000	219,690
		672,555
Information Technology — 2.3%
Western Digital Corp. (a) (b)	7,089	187,079

Materials — 9.0%
Cliffs Natural Resources, Inc. (b)	4,133	233,804
Freeport-McMoRan Copper & Gold, Inc. (b)	3,480	248,959
Teck Resources Ltd., Class B (b)	6,917	243,824
		726,587

Total Common Stocks — (Long Positions) (Cost $3,934,262)		4,277,037

Short-Term Investment — 49.2%

Money Market Fund — 49.2%
Dreyfus Government Prime Cash	3,966,818	3,966,818

Total Short-Term Investments (Cost $3,966,818)		3,966,818

Total Investments (Cost $7,901,080(c)) — 102.3%		$8,243,855

Segregated Cash With Brokers — 49.2%		3,967,478

Total Securities Sold Short (Proceeds $3,881,880) — (50.6%)		(4,080,561)

See Notes to Schedules of Portfolio of Investments

American Independence Funds	Schedule of Portfolio Investments
Fusion Fund	July 31, 2010 (Unaudited)
		Value ($)

Assets in excess of liabilities — (0.9)%		(71,850)

NET ASSETS — 100.0%		$8,058,922

Security Description	Shares
Common Stocks (Short Positions)— (50.6%)

Consumer Discretionary — (5.5%)
Ford Motor Co. (a)	(18,483)	(236,028)
Pulte Group, Inc. (a)	(23,325)	(204,793)
		(440,821)
Energy — (7.9%)
El Paso Corp.	(17,711)	(218,199)
Forest Oil Corp. (a)	(7,284)	(208,250)
Plains Exploration & Production Co. (a)	(9,471)	(213,571)
		(640,020)
Financials — (13.1%)
Keycorp	(25,965)	(219,664)
Marshall & Ilsley Corp.	(27,426)	(192,805)
Regions Financial Corp.	(30,327)	(222,297)
SunTrust Banks, Inc.	(8,526)	(221,250)
Zions Bancorp.	(8,933)	(198,223)
		(1,054,239)
Health Care — (5.2%)
Dendreon Corp. (a)	(6,393)	(210,394)
Vertex Pharmaceuticals, Inc. (a)	(6,126)	(206,201)
		(416,595)
Industrials — (2.4%)
Delta Air Lines, Inc. (a)	(16,610)	(197,327)

Information Technology — (2.1%)
LSI Corp. (a)	(42,299)	(170,465)

Materials — (3.7%)
MeadWestvaco Corp.	(8,737)	(209,338)
Weyerhaeuser Co.	(5,549)	(90,005)
		(299,343)
Telecommunication Services — (5.3%)
Qwest Communications International, Inc.	(37,356)	(211,435)
Sprint Nextel Corp. (a)	(46,875)	(214,219)
		(425,654)
Utilities — (5.4%)
CMS Energy Corp.	(13,338)	(212,341)
NiSource, Inc.	(13,561)	(223,756)
		(436,097)

Total Securities Sold Short (Proceeds $3,881,880) — (50.6%)		$(4,080,561)

See Notes to Schedules of Portfolio of Investments

American Independence Funds	Schedule of Portfolio Investments
Fusion Fund	July 31, 2010 (Unaudited)

(a)	Non-income producing security.
(b)	Security position is either entirely or partially held in a segregated account as collateral for securities sold short aggregating a total market value of $4,092,727.
(c)	See Notes to Schedules of Portfolio of Investments for tax unrealized appreciation (depreciation) of securities.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Schedule of Portfolio of Investments.

	Valuation Inputs at Reporting Date:

		Level 2	Level 3
	Level 1	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Investments at Value
Common Stocks (Long Positions)	$4,277,037	$–	$–	$4,277,037
Short-Term Investments	3,966,818	–	–	3,966,818
Common Stocks (Short Positions)	(4,080,561)	–	–	(4,080,561)
Total Investments	$4,163,294	$–	$–	$4,163,294

See Notes to Schedules of Portfolio of Investments

NestEgg Funds	Schedule of Portfolio Investments
NestEgg 2010 Fund	July 31, 2010 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 21.1%

Consumer Discretionary — 1.7%
Best Buy Co., Inc.	300	10,398
Christian Dior SA	164	17,773
Dollar Tree, Inc. (a)	300	13,296
Family Dollar Stores, Inc.	300	12,405
Ford Motor Co. (a)	1,600	20,432
GameStop Corp., Class A (a)	500	10,025
Gap, Inc. (The)	600	10,866
Garmin Ltd.	300	8,553
Grupo Televisa SA - ADR	300	5,700
H&R Block, Inc.	500	7,840
International Game Technology	600	9,144
Interpublic Group of Cos., Inc. (a)	1,500	13,710
JC Penney Co., Inc.	400	9,852
Marks & Spencer Group PLC	2,557	13,818
Mattel, Inc.	500	10,580
Newell Rubbermaid, Inc.	700	10,850
Nissan Motor Co. Ltd. (a)	2,600	19,982
Omnicom Group, Inc.	300	11,178
Ross Stores, Inc.	200	10,532
Sony Corp.	700	21,917
Thomson Reuters Corp.	13	486
TJX Companies, Inc. (The)	300	12,456
Viacom, Inc., Class B	500	16,520
Whirlpool Corp.	100	8,330
		286,643
Consumer Staples — 2.1%
Asahi Breweries, Ltd.	900	15,949
Associated British Foods PLC	1,232	19,854
Casino, Guichard-Perrachon	210	18,289
Coca-Cola Co. (The)	500	27,555
ConAgra Foods, Inc.	500	11,740
Delhaize Group SA	209	15,435
Dr Pepper Snapple Group, Inc.	16	601
Energizer Holdings, Inc. (a)	200	12,304
Fomento Economico Mexicano SAB de CV - ADR	100	4,868
Hormel Foods Corp.	200	8,584
J. Sainsbury PLC	3,300	17,792
Kimberly-Clark Corp.	200	12,824
Lawson, Inc.	314	14,411
McCormick & Company, Inc.	300	11,799
PepsiCo, Inc.	400	25,964
Philip Morris International, Inc.	400	20,416
Procter & Gamble Co. (The)	700	42,812
SABMiller PLC	836	25,370
Unilever PLC	738	20,972
Walgreen Co.	500	14,275
Wal-Mart Stores, Inc.	500	25,595
Wesfarmers Ltd.	82	2,306
		369,715

See Notes to Schedules of Portfolio of Investments

NestEgg Funds	Schedule of Portfolio Investments
NestEgg 2010 Fund	July 31, 2010 (Unaudited)

Security Description	Shares	Value ($)
Energy — 3.0%
Alpha Natural Resources, Inc. (a)	200	7,666
Baker Hughes, Inc.	300	14,481
BP PLC	5,554	35,379
Cameco Corp.	123	3,132
Cameron International Corp. (a)	300	11,877
Canadian Natural Resources Ltd.	276	9,504
Cenovus Energy, Inc.	154	4,337
Chevron Corp.	500	38,105
China Petroleum & Chemical Corp. - ADR	100	8,052
CNOOC Ltd. - ADR	100	16,842
Consol Energy, Inc.	200	7,496
EnCana Corp.	154	4,708
ENI SpA	1,036	21,182
Ensco International PLC - ADR	200	8,362
Exxon Mobil Corp.	1,100	65,648
FMC Technologies, Inc. (a)	200	12,656
Helmerich & Payne, Inc.	300	12,159
Nabors Industries Ltd. (a)	900	16,569
National Oilwell Varco, Inc.	300	11,748
Peabody Energy Corp.	300	13,545
PetroChina Co. Ltd. - ADR	100	11,447
Petroleo Brasileiro SA - ADR	600	21,840
Petroleo Brasileiro SA, Class A - ADR	800	25,480
Pride International, Inc. (a)	400	9,516
Repsol YPF SA	761	17,955
Royal Dutch Shell PLC, Class B	1,211	31,915
Santos Ltd.	1,299	15,630
Sasol Ltd. - ADR	300	11,892
Smith International, Inc.	300	12,444
Statoil ASA	900	18,191
Tenaris SA - ADR	100	4,005
Williams Cos., Inc. (The)	600	11,646
		515,409
Financials — 3.5%
Aflac, Inc.	300	14,757
Allianz SE	223	25,893
Ameriprise Financial, Inc.	300	12,717
Assurant, Inc.	300	11,187
Banco Bilbao Vizcaya Argentaria SA	1,830	24,646
Banco Bradesco SA - ADR	968	18,034
Banco Popular Espanol SA	1,753	11,651
Banco Santander SA - ADR	115	1,468
Bank of America Corp.	2,300	32,292
Bank of Nova Scotia	169	8,481
Barclays PLC	1,315	6,867
BlackRock, Inc.	100	15,749
China Life Insurance Co. Ltd. - ADR	300	20,151
Citigroup, Inc. (a)	33	135
DBS Group Holdings Ltd.	2,000	21,180
Discover Financial Services	800	12,216
Eaton Vance Corp.	300	8,988
Erste Group Bank AG	78	3,130

See Notes to Schedules of Portfolio of Investments

NestEgg Funds	Schedule of Portfolio Investments
NestEgg 2010 Fund	July 31, 2010 (Unaudited)

Security Description	Shares	Value ($)
Financials — 3.5% - continued
Genworth Financial, Inc., Class A (a)	800	10,864
HDFC Bank Ltd. - ADR	100	16,458
Host Hotels & Resorts, Inc. REIT	1,021	14,641
ICICI Bank Ltd. - ADR	200	7,782
Invesco Ltd.	29	567
JPMorgan Chase & Co.	900	36,252
KB Financial Group, Inc. - ADR	200	8,556
Manulife Financial Corp.	209	3,322
Mapfre SA	3,647	12,034
Moody's Corp.	400	9,420
NASDAQ OMX Group, Inc. (The) (a)	500	9,735
National Bank of Greece SA (a)	492	7,174
Plum Creek Timber Co., Inc. REIT	300	10,764
Principal Financial Group, Inc.	500	12,805
Progressive Corp. (The)	700	13,748
Royal Bank of Canada	190	9,928
SEI Investments Co.	600	11,508
Shinhan Financial Group Co. Ltd. - ADR	100	8,273
SL Green Realty Corp. REIT	200	12,048
T Rowe Price Group, Inc.	200	9,646
TD Ameritrade Holding Corp. (a)	600	9,444
Torchmark Corp.	200	10,614
Toronto-Dominion Bank (The)	257	18,289
Travelers Cos., Inc. (The)	300	15,135
United Overseas Bank Ltd.	2,000	29,210
Unum Group	500	11,410
Wells Fargo & Co.	1,200	33,276
		602,445
Health Care — 2.2%
Abbott Laboratories	400	19,632
Aetna, Inc.	400	11,140
AstraZeneca PLC	601	30,536
CIGNA Corp.	300	9,228
Coventry Health Care, Inc. (a)	400	7,932
CSL Ltd.	677	20,298
Forest Laboratories, Inc. (a)	400	11,100
Fresenius Medical Care AG & Co. KGaA	346	18,985
GlaxoSmithKline PLC	1,810	31,554
H. Lundbeck A/S	563	8,566
Humana, Inc. (a)	200	9,404
Johnson & Johnson	600	34,854
McKesson Corp.	200	12,564
Merck & Co., Inc.	700	24,122
Novartis AG	853	41,393
Pfizer, Inc.	1,900	28,500
Sanofi-Aventis SA	411	23,871
Teva Pharmaceutical Industries Ltd. - ADR	462	22,569
Waters Corp. (a)	200	12,832
WellPoint, Inc. (a)	200	10,144
		389,224
Industrials — 1.7%
A.P. Moller - Maersk A/S, Class B	1	8,433

See Notes to Schedules of Portfolio of Investments

NestEgg Funds	Schedule of Portfolio Investments
NestEgg 2010 Fund	July 31, 2010 (Unaudited)

Security Description	Shares	Value ($)
Industrials — 1.7% - continued
Brambles Ltd.	2,518	12,301
Cintas Corp.	400	10,584
Dai Nippon Printing Co. Ltd.	1,105	13,366
Flowserve Corp.	100	9,916
Fluor Corp.	200	9,658
General Dynamics Corp.	200	12,250
General Electric Co.	2,500	40,300
Honeywell International, Inc.	400	17,144
Jacobs Engineering Group, Inc. (a)	300	10,971
Joy Global, Inc.	200	11,874
KBR, Inc.	500	11,190
Koninklijke Philips Electronics NV	843	26,267
Lockheed Martin Corp.	200	15,030
Marubeni Corp.	2,000	10,741
Raytheon Co.	200	9,254
Rolls-Royce Group PLC, Class C (a)	7,263	—	(b)
RR Donnelley & Sons Co.	500	8,435
Schneider Electric SA	204	23,527
Skanska AB, Class B	1,112	18,806
Yamato Holdings Co., Ltd.	1,000	12,408
		292,455
Information Technology — 3.4%
Altera Corp.	500	13,860
Amdocs Ltd. (a)	400	10,932
Apple, Inc. (a)	200	51,450
AU Optronics Corp. - ADR	418	3,971
Avnet, Inc. (a)	400	10,060
CA, Inc.	500	9,780
Cisco Systems, Inc. (a)	1,300	29,991
Computer Sciences Corp.	200	9,066
Computershare Ltd.	731	6,686
Dell, Inc. (a)	1,100	14,564
eBay, Inc. (a)	600	12,546
Fujitsu Ltd.	1,000	7,119
Google, Inc., Class A (a)	100	48,485
Harris Corp.	200	8,906
Hewlett-Packard Co.	700	32,228
Infosys Technologies Ltd. - ADR	300	18,144
Intel Corp.	1,300	26,780
International Business Machines Corp.	400	51,360
Kyocera Corp.	200	17,848
LG Display Co. Ltd. - ADR	200	3,074
LSI Corp. (a)	1,900	7,657
Microsoft Corp.	2,100	54,201
Murata Manufacturing Co., Ltd.	400	19,770
Oracle Corp.	900	21,276
Research In Motion Ltd. (a)	133	7,652
Seagate Technology (a)	600	7,530
Symantec Corp. (a)	700	9,079
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	2,317	23,402
Teradata Corp. (a)	400	12,720
Texas Instruments, Inc.	700	17,283

See Notes to Schedules of Portfolio of Investments

NestEgg Funds	Schedule of Portfolio Investments
NestEgg 2010 Fund	July 31, 2010 (Unaudited)

Security Description	Shares	Value ($)
Information Technology — 3.4% - continued
Western Digital Corp. (a)	300	7,917
Xerox Corp.	1,387	13,509
		588,846
Materials — 1.6%
Agrium, Inc.	112	7,049
Airgas, Inc.	200	13,058
AngloGold Ashanti Ltd. - ADR	200	8,104
Barrick Gold Corp.	160	6,577
BASF SE	459	26,803
Celanese Corp., Series A	300	8,427
Cemex SAB de CV - ADR (a)	440	4,154
Cia Siderurgica Nacional SA - ADR	400	6,716
Eastman Chemical Co.	200	12,528
FMC Corp.	200	12,498
Freeport-McMoRan Copper & Gold, Inc.	200	14,308
Gold Fields Ltd. - ADR	400	5,412
Goldcorp, Inc.	150	5,880
Koninklijke DSM NV	393	18,649
Lubrizol Corp.	100	9,349
MeadWestvaco Corp.	400	9,584
Mechel - ADR	100	2,178
POSCO - ADR	200	20,802
Potash Corp of Saskatchewan, Inc.	121	12,665
Reliance Steel & Aluminum Co.	200	7,856
Sherritt International Corp.	1,032	6,836
Solvay SA	164	16,050
Svenska Cellulosa AB, Class B	189	2,728
Teck Resources Ltd., Class B	531	18,693
Vale SA - ADR	700	19,460
Walter Energy, Inc.	100	7,130
		283,494
Telecommunication Services — 1.3%
America Movil SAB de CV, Series L - ADR	400	19,844
AT&T, Inc.	1,400	36,316
China Mobile Ltd. - ADR	400	20,376
China Telecom Corp. Ltd. - ADR	100	5,015
China Unicom Hong Kong Ltd. - ADR	200	2,728
Chunghwa Telecom Co. Ltd. - ADR (a)	234	4,949
Frontier Communications Corp.	168	1,284
KDDI Corp.	3	14,602
Mobile Telesystems OJSC - ADR	250	5,550
NII Holdings, Inc. (a)	300	11,238
Nippon Telegraph & Telephone Corp.	400	16,621
NTT DoCoMo, Inc.	12	19,098
Philippine Long Distance Telephone Co. - ADR	100	5,370
SK Telecom Co. Ltd. - ADR	200	3,276
Telecom Italia SpA	10,414	13,266
Telefonos de Mexico SAB de CV - ADR	200	2,890
Telekomunikasi Indonesia Tbk PT - ADR	100	3,754
Verizon Communications, Inc.	700	20,342
Vimpel-Communications - ADR	200	2,470

See Notes to Schedules of Portfolio of Investments

NestEgg Funds	Schedule of Portfolio Investments
NestEgg 2010 Fund	July 31, 2010 (Unaudited)

Security Description	Shares	Value ($)
Telecommunication Services — 1.3% - continued
Windstream Corp.	1,000	11,400
		220,389
Utilities — 0.6%
Allegheny Energy, Inc.	500	11,400
Brookfield Infrastructure Partners LP	1	17
CenterPoint Energy, Inc.	700	9,961
EDP - Energias de Portugal SA	1,989	6,540
Empresa Nacional de Electricidad SA/Chile - ADR	100	4,955
Enel SpA	3,189	15,657
Energen Corp.	200	8,888
Enersis SA - ADR	100	2,074
Hongkong Electric Holdings Ltd.	1,197	7,251
Korea Electric Power Corp. - ADR (a)	300	4,227
NRG Energy, Inc. (a)	500	11,340
Public Service Enterprise Group, Inc.	400	13,160
RWE AG	245	17,301
		112,771

Total Common Stocks (Cost $3,407,474)		3,661,391

Preferred Stocks — 0.4%

Consumer Staples — 0.1%
Cia de Bebidas das Americas - ADR	100	10,922

Financials — 0.1%
Itau Unibanco Holding SA - ADR	1,072	24,002

Materials — 0.2%
Gerdau SA - ADR	400	5,856
Vale SA - ADR	1,100	26,653
		32,509
Telecommunication Services — 0.0%(c)
Tele Norte Leste Participacoes SA - ADR	100	1,463

Utilities — 0.0%(c)
Cia Energetica de Minas Gerais - ADR	165	2,508

Total Preferred Stocks (Cost $33,338)		71,404

Investment Companies — 5.8%

iShares MSCI EAFE Index Fund	3,700	192,104
iShares Russell 2000 Index Fund	3,500	227,710
iShares S&P 500 Index Fund	2,500	276,700
iShares S&P MidCap 400 Index Fund	2,800	212,548
iShares S&P SmallCap 600 Index Fund	1,700	97,971

Total Investment Companies (Cost $853,901)		1,007,033

See Notes to Schedules of Portfolio of Investments

NestEgg Funds	Schedule of Portfolio Investments
NestEgg 2010 Fund	July 31, 2010 (Unaudited)

	Principal ($)	Value ($)
U.S. Treasury Obligations — 69.5%
U.S. Treasury Bond — 16.4%
8.00%, 11/15/21	619,000	904,804
6.50%, 11/15/26	531,000	725,147
5.38%, 2/15/31	347,000	426,376
5.00%, 5/15/37	669,000	791,197
		2,847,524
U.S. Treasury Note — 53.1%
4.88%, 4/30/11	1,681,001	1,738,269
1.38%, 2/15/12	1,615,000	1,638,216
4.13%, 8/31/12	708,000	760,602
3.13%, 8/31/13	1,327,000	1,419,061
2.25%, 5/31/14	973,000	1,013,896
2.75%, 11/30/16	1,195,000	1,237,665
4.75%, 8/15/17	1,195,000	1,392,082
		9,199,791

Total U.S. Treasury Obligations (Cost $11,842,938)		12,047,315

	Shares
Short-Term Investments — 2.1%

Money Market Funds — 2.1%
Dreyfus Cash Management	43,113	43,113
Dreyfus Cash Management Plus	43,113	43,113
Federated Government Obligations Fund	274,776	274,776

Total Short-Term Investments (Cost $361,002)		361,002

Total Investments (Cost $16,498,653(d)) — 98.9%		$17,148,145

Assets in excess of liabilities — 1.1%		187,692

NET ASSETS — 100.0%		$17,335,837

(a)	Non-income producing security.
(b)	Amount rounds to less than $1.00
(c)	Amount rounds to less than 0.05%
(d)	See Notes to Schedules of Portfolio of Investments for tax unrealized appreciation (depreciation) of securities.

Summary of Abbreviations
ADR	- American Depositary Receipt
REIT	- Real Estate Investment Trust

See Notes to Schedules of Portfolio of Investments

NestEgg Funds	Schedule of Portfolio Investments
NestEgg 2010 Fund	July 31, 2010 (Unaudited)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Schedule of Portfolio of Investments.

	Valuation Inputs at Reporting Date:

		Level 2	Level 3
	Level 1	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Investment at Value
Common Stocks	$3,658,921	$2,470	$–	$3,661,391
Investment Companies	1,007,033	–	–	1,007,033
Preferred Stocks	71,404	–	–	71,404
Short-Term Investments	361,002	–	–	361,002
U.S. Treasury Obligations	–	12,047,315	–	12,047,315
Total Investments	$5,098,360	$12,049,785	$–	$17,148,145

See Notes to Schedules of Portfolio of Investments

NestEgg Funds	Schedule of Portfolio Investments
NestEgg 2020 Fund	July 31, 2010 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 31.5%

Consumer Discretionary — 2.8%
Best Buy Co., Inc.	1,100	38,126
Christian Dior SA	387	41,939
Dentsu, Inc.	700	17,444
Dollar Tree, Inc. (a)	1,050	46,536
Electrolux AB	611	13,625
Family Dollar Stores, Inc.	1,000	41,350
Ford Motor Co. (a)	5,000	63,850
GameStop Corp., Class A (a)	1,600	32,080
Gap, Inc. (The)	1,800	32,598
Garmin Ltd.	1,100	31,361
Grupo Televisa SA - ADR	800	15,200
H&R Block, Inc.	1,600	25,088
International Game Technology	1,800	27,432
Interpublic Group of Cos., Inc. (a)	4,800	43,872
JC Penney Co., Inc.	1,300	32,019
Kingfisher PLC	4,156	14,041
Li & Fung Ltd.	4,000	18,333
Marks & Spencer Group PLC	7,150	38,640
Mattel, Inc.	1,700	35,972
Newell Rubbermaid, Inc.	2,300	35,650
NGK Spark Plug Co. Ltd.	1,000	12,929
Nippon Television Network Corp.	70	9,788
Nissan Motor Co. Ltd. (a)	6,100	46,882
Omnicom Group, Inc.	1,100	40,986
Oriental Land Co. Ltd.	200	16,714
Ross Stores, Inc.	700	36,862
Sony Corp.	1,700	53,227
Thomson Reuters Corp.	33	1,234
TJX Companies, Inc. (The)	1,100	45,672
Toyota Motor Corp.	800	28,242
Viacom, Inc., Class B	1,500	49,560
Whirlpool Corp.	400	33,320
		1,020,572
Consumer Staples — 3.1%
Asahi Breweries, Ltd.	2,200	38,986
Associated British Foods PLC	2,903	46,782
Casino, Guichard-Perrachon	495	43,109
Coca-Cola Co. (The)	1,700	93,687
ConAgra Foods, Inc.	1,600	37,568
Danisco A/S	170	12,930
Delhaize Group SA	455	33,602
Dr Pepper Snapple Group, Inc.	44	1,652
Energizer Holdings, Inc. (a)	600	36,912
Fomento Economico Mexicano SAB de CV - ADR	300	14,604
Henkel AG & Co. KGaA	350	14,513
Hormel Foods Corp.	800	34,336
J. Sainsbury PLC	7,777	41,931
Kimberly-Clark Corp.	800	51,296
Lawson, Inc.	836	38,367
McCormick & Company, Inc.	900	35,397

See Notes to Schedules of Portfolio of Investments

NestEgg Funds	Schedule of Portfolio Investments
NestEgg 2020 Fund	July 31, 2010 (Unaudited)

Security Description	Shares	Value ($)
Consumer Staples — 3.1% - continued
Metro AG	251	13,932
PepsiCo, Inc.	1,200	77,892
Philip Morris International, Inc.	1,400	71,456
Procter & Gamble Co. (The)	2,200	134,552
SABMiller PLC	1,971	59,815
Shiseido Co. Ltd.	900	20,147
Unilever PLC	1,814	51,549
Walgreen Co.	1,600	45,680
Wal-Mart Stores, Inc.	1,600	81,904
Wesfarmers Ltd.	206	5,794
		1,138,393
Energy — 4.0%
Alpha Natural Resources, Inc. (a)	700	26,831
Baker Hughes, Inc.	900	43,443
BP PLC	13,087	83,364
Cameco Corp.	359	9,142
Cameron International Corp. (a)	900	35,631
Canadian Natural Resources Ltd.	390	13,429
Cenovus Energy, Inc.	235	6,618
Chevron Corp.	1,500	114,315
China Petroleum & Chemical Corp. - ADR	300	24,156
CNOOC Ltd. - ADR	200	33,684
Consol Energy, Inc.	800	29,984
EnCana Corp.	235	7,185
ENI SpA	2,675	54,694
Ensco International PLC - ADR	800	33,448
Exxon Mobil Corp.	3,500	208,880
FMC Technologies, Inc. (a)	600	37,968
Helmerich & Payne, Inc.	900	36,477
Inpex Corp.	2	9,769
Nabors Industries Ltd. (a)	3,100	57,071
National Oilwell Varco, Inc.	1,000	39,160
Peabody Energy Corp.	900	40,635
PetroChina Co. Ltd. - ADR	300	34,341
Petroleo Brasileiro SA - ADR	1,700	61,880
Petroleo Brasileiro SA, Class A - ADR	2,400	76,440
Pride International, Inc. (a)	1,200	28,548
Repsol YPF SA	1,798	42,421
Royal Dutch Shell PLC, Class B	2,855	75,240
Santos Ltd.	3,062	36,844
Sasol Ltd. - ADR	800	31,712
Smith International, Inc.	1,100	45,628
Statoil ASA	2,200	44,467
Tenaris SA - ADR	300	12,015
Williams Cos., Inc. (The)	1,800	34,938
		1,470,358
Financials — 5.5%
Aegon NV (a)	2,552	15,351
Aflac, Inc.	1,000	49,190
Allianz SE	527	61,190
Ameriprise Financial, Inc.	1,000	42,390
Assurant, Inc.	1,000	37,290

See Notes to Schedules of Portfolio of Investments

NestEgg Funds	Schedule of Portfolio Investments
NestEgg 2020 Fund	July 31, 2010 (Unaudited)

Security Description	Shares	Value ($)
Financials — 5.5% - continued
Banco Bilbao Vizcaya Argentaria SA	4,038	54,384
Banco Bradesco SA - ADR	2,882	53,692
Banco Popular Espanol SA	4,147	27,561
Banco Santander SA - ADR	241	3,078
Bank of America Corp.	7,400	103,896
Bank of Nova Scotia	375	18,818
Barclays PLC	3,108	16,230
BlackRock, Inc.	200	31,498
BNP Paribas	164	11,265
China Life Insurance Co. Ltd. - ADR	800	53,736
Citigroup, Inc. (a)	85	349
CNP Assurances	636	13,128
Credit Agricole SA	1,025	14,039
Criteria Caixacorp SA	3,248	15,868
Daito Trust Construction Co. Ltd.	300	16,320
DBS Group Holdings Ltd.	5,000	52,949
Discover Financial Services	2,600	39,702
Eaton Vance Corp.	1,200	35,952
Erste Group Bank AG	682	27,369
GAM Holding Ltd. (a)	871	10,075
Genworth Financial, Inc., Class A (a)	2,500	33,950
HDFC Bank Ltd. - ADR	100	16,458
Host Hotels & Resorts, Inc. REIT	3,178	45,573
ICICI Bank Ltd. - ADR	600	23,346
Invesco Ltd.	74	1,446
JPMorgan Chase & Co.	2,900	116,812
KB Financial Group, Inc. - ADR	500	21,390
Kerry Properties Ltd.	3,000	15,121
Manulife Financial Corp.	574	9,123
Mapfre SA	8,595	28,366
Moody's Corp.	1,200	28,260
MS&AD Insurance Group Holdings, Inc.	1,270	28,239
NASDAQ OMX Group, Inc. (The) (a)	1,700	33,099
National Australia Bank Ltd.	984	22,371
National Bank of Greece SA (a)	1,159	16,901
Plum Creek Timber Co., Inc. REIT	900	32,292
Principal Financial Group, Inc.	1,500	38,415
Progressive Corp. (The)	2,200	43,208
Royal Bank of Canada	427	22,313
Sampo Oyj, Class A	889	21,722
SEI Investments Co.	1,900	36,442
Shinhan Financial Group Co. Ltd. - ADR	300	24,819
Shizuoka Bank Ltd. (The)	2,000	16,668
Sino Land Co. Ltd.	6,000	11,355
SL Green Realty Corp. REIT	600	36,144
SNS REAAL NV (a)	2,153	11,857
Standard Chartered PLC	881	25,464
T Rowe Price Group, Inc.	800	38,584
TD Ameritrade Holding Corp. (a)	2,000	31,480
Torchmark Corp.	700	37,149
Toronto-Dominion Bank (The)	551	39,211
Travelers Cos., Inc. (The)	1,000	50,450
United Overseas Bank Ltd.	4,000	58,420

See Notes to Schedules of Portfolio of Investments

NestEgg Funds	Schedule of Portfolio Investments
NestEgg 2020 Fund	July 31, 2010 (Unaudited)

Security Description	Shares	Value ($)
Financials — 5.5% - continued
Unum Group	1,800	41,076
Wells Fargo & Co.	3,800	105,374
Westpac Banking Corp.	988	21,443
Zurich Financial Services AG	94	21,946
		2,011,607
Health Care — 3.1%
Abbott Laboratories	1,100	53,988
Aetna, Inc.	1,300	36,205
AstraZeneca PLC	1,421	72,200
CIGNA Corp.	1,100	33,836
Cochlear Ltd.	248	15,858
Coventry Health Care, Inc. (a)	1,400	27,762
CSL Ltd.	1,601	48,001
Dainippon Sumitomo Pharma Co. Ltd.	1,300	9,720
Forest Laboratories, Inc. (a)	1,200	33,300
Fresenius Medical Care AG & Co. KGaA	817	44,828
GlaxoSmithKline PLC	4,265	74,353
H. Lundbeck A/S	1,385	21,073
Humana, Inc. (a)	700	32,914
Johnson & Johnson	2,000	116,180
McKesson Corp.	700	43,974
Merck & Co., Inc.	2,300	79,258
Novartis AG	2,015	97,781
Pfizer, Inc.	6,000	90,000
Sanofi-Aventis SA	971	56,397
Teva Pharmaceutical Industries Ltd. - ADR	1,416	69,171
Waters Corp. (a)	600	38,496
WellPoint, Inc. (a)	800	40,576
		1,135,871
Industrials — 2.8%
A.P. Moller - Maersk A/S, Class B	1	8,433
Atlas Copco AB, Class B	1,199	17,903
Brambles Ltd.	6,193	30,255
Central Japan Railway Co.	3	24,446
Cintas Corp.	1,300	34,398
Dai Nippon Printing Co. Ltd.	3,264	39,480
European Aeronautic Defence and Space Co. NV (a)	490	11,609
Flowserve Corp.	400	39,664
Fluor Corp.	800	38,632
Fraser and Neave Ltd.	4,000	16,149
Furukawa Electric Co. Ltd.	3,000	13,334
General Dynamics Corp.	700	42,875
General Electric Co.	7,900	127,348
Honeywell International, Inc.	1,300	55,718
Jacobs Engineering Group, Inc. (a)	900	32,913
Joy Global, Inc.	700	41,559
KBR, Inc.	1,700	38,046
Keppel Corp. Ltd.	4,000	27,474
Koninklijke Philips Electronics NV	1,985	61,849
Lockheed Martin Corp.	600	45,090
Marubeni Corp.	4,000	21,483
Raytheon Co.	800	37,016

See Notes to Schedules of Portfolio of Investments

NestEgg Funds	Schedule of Portfolio Investments
NestEgg 2020 Fund	July 31, 2010 (Unaudited)

Security Description	Shares	Value ($)
Industrials — 2.8% - continued
Rolls-Royce Group PLC, Class C (a)	18,304	—	(b)
RR Donnelley & Sons Co.	1,600	26,992
Sacyr Vallehermoso SA (a)	1	5
Schneider Electric SA	483	55,704
Skanska AB, Class B	2,620	44,310
Vinci SA	356	17,235
West Japan Railway Co.	3	11,112
Wolseley PLC (a)	785	17,713
Yamato Holdings Co., Ltd.	2,300	28,539
		1,007,284
Information Technology — 5.2%
Altera Corp.	1,500	41,580
Amdocs Ltd. (a)	1,300	35,529
Apple, Inc. (a)	700	180,075
AU Optronics Corp. - ADR	1,142	10,849
Avnet, Inc. (a)	1,300	32,695
CA, Inc.	1,600	31,296
Cisco Systems, Inc. (a)	4,300	99,201
Computer Sciences Corp.	700	31,731
Computershare Ltd.	3,989	36,485
Dell, Inc. (a)	3,400	45,016
eBay, Inc. (a)	2,100	43,911
FUJIFILM Holdings Corp.	600	18,751
Fujitsu Ltd.	2,000	14,237
Google, Inc., Class A (a)	200	96,970
Harris Corp.	700	31,171
Hewlett-Packard Co.	2,400	110,496
Infosys Technologies Ltd. - ADR	900	54,432
Intel Corp.	4,100	84,460
International Business Machines Corp.	1,200	154,080
Kyocera Corp.	500	44,621
LG Display Co. Ltd. - ADR	500	7,685
LSI Corp. (a)	6,000	24,180
Microsoft Corp.	6,800	175,508
Murata Manufacturing Co., Ltd.	800	39,539
Nippon Electric Glass Co. Ltd.	1,000	12,744
Nomura Research Institute Ltd.	800	15,871
Oracle Corp.	2,900	68,556
Research In Motion Ltd. (a)	184	10,587
Ricoh Co. Ltd.	1,000	13,855
Sage Group PLC (The)	4,394	16,472
Seagate Technology (a)	1,900	23,845
STMicroelectronics NV	1,513	12,481
Symantec Corp. (a)	2,300	29,831
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	7,041	71,114
Telefonaktiebolaget LM Ericsson, Class B	1,769	19,528
Teradata Corp. (a)	1,100	34,980
Texas Instruments, Inc.	2,200	54,318
Western Digital Corp. (a)	900	23,751
Xerox Corp.	4,361	42,476
		1,894,907

See Notes to Schedules of Portfolio of Investments

NestEgg Funds	Schedule of Portfolio Investments
NestEgg 2020 Fund	July 31, 2010 (Unaudited)

Security Description	Shares	Value ($)
Materials — 2.2%
Agrium, Inc.	130	8,182
Airgas, Inc.	500	32,645
AngloGold Ashanti Ltd. - ADR	400	16,208
Barrick Gold Corp.	252	10,359
BASF SE	1,129	65,927
Celanese Corp., Series A	1,200	33,708
Cemex SAB de CV - ADR (a)	1,310	12,366
Cia Siderurgica Nacional SA - ADR	1,200	20,148
CRH PLC	597	12,409
Eastman Chemical Co.	600	37,584
FMC Corp.	600	37,494
Freeport-McMoRan Copper & Gold, Inc.	700	50,078
Gold Fields Ltd. - ADR	1,100	14,883
Goldcorp, Inc.	324	12,701
Holcim Ltd.	238	15,902
Koninklijke DSM NV	929	44,085
Lubrizol Corp.	400	37,396
MeadWestvaco Corp.	1,400	33,544
Mechel - ADR	300	6,534
OneSteel Ltd.	5,141	13,907
POSCO - ADR	400	41,604
Potash Corp of Saskatchewan, Inc.	152	15,910
Reliance Steel & Aluminum Co.	800	31,424
Sherritt International Corp.	2,282	15,116
Solvay SA	386	37,776
Svenska Cellulosa AB, Class B	1,850	26,701
Teck Resources Ltd., Class B	1,383	48,685
Vale SA - ADR	2,100	58,380
Walter Energy, Inc.	400	28,520
		820,176
Telecommunication Services — 1.9%
America Movil SAB de CV, Series L - ADR	1,300	64,493
AT&T, Inc.	4,400	114,136
China Mobile Ltd. - ADR	1,300	66,222
China Telecom Corp. Ltd. - ADR	200	10,030
China Unicom Hong Kong Ltd. - ADR	600	8,184
Chunghwa Telecom Co. Ltd. - ADR (a)	835	17,660
Deutsche Telekom AG	1,547	20,785
Frontier Communications Corp.	504	3,851
KDDI Corp.	8	38,937
Mobile Telesystems OJSC - ADR	750	16,650
NII Holdings, Inc. (a)	1,000	37,460
Nippon Telegraph & Telephone Corp.	1,100	45,709
NTT DoCoMo, Inc.	28	44,563
Philippine Long Distance Telephone Co. - ADR	100	5,370
SK Telecom Co. Ltd. - ADR	500	8,190
Softbank Corp.	500	14,960
Telecom Italia SpA	24,612	31,352
Telefonos de Mexico SAB de CV - ADR	400	5,780
Telekomunikasi Indonesia Tbk PT - ADR	300	11,262
Telenor ASA	1,200	18,517
Verizon Communications, Inc.	2,100	61,026

See Notes to Schedules of Portfolio of Investments

NestEgg Funds	Schedule of Portfolio Investments
NestEgg 2020 Fund	July 31, 2010 (Unaudited)

Security Description	Shares	Value ($)
Telecommunication Services — 1.9% - continued
Vimpel-Communications - ADR	400	4,940
Windstream Corp.	3,200	36,480
		686,557
Utilities — 0.9%
Allegheny Energy, Inc.	1,500	34,200
Brookfield Infrastructure Partners LP	4	69
CenterPoint Energy, Inc.	2,400	34,152
EDP - Energias de Portugal SA	6,261	20,585
Empresa Nacional de Electricidad SA/Chile - ADR	100	4,955
Enel SpA	7,538	37,009
Energen Corp.	800	35,552
Enersis SA - ADR	300	6,222
Hongkong Electric Holdings Ltd.	2,996	18,148
Korea Electric Power Corp. - ADR (a)	800	11,272
NRG Energy, Inc. (a)	1,500	34,020
Osaka Gas Co. Ltd.	5,000	18,462
Public Service Enterprise Group, Inc.	1,300	42,770
RWE AG	578	40,817
		338,233

Total Common Stocks (Cost $11,007,721)		11,523,958

Preferred Stocks — 0.6%

Consumer Staples — 0.1%
Cia de Bebidas das Americas - ADR	200	21,844

Financials — 0.2%
Intesa Sanpaolo SpA	4,557	11,847
Itau Unibanco Holding SA - ADR	3,115	69,745
		81,592
Materials — 0.3%
Gerdau SA - ADR	1,100	16,104
Vale SA - ADR	3,200	77,536
		93,640
Telecommunication Services — 0.0%(c)
Tele Norte Leste Participacoes SA - ADR	300	4,389

Utilities — 0.0%(c)
Cia Energetica de Minas Gerais - ADR	577	8,771

Total Preferred Stocks (Cost $114,053)		210,236

Investment Companies — 10.9%

iShares MSCI EAFE Index Fund	16,800	872,256
iShares Russell 2000 Index Fund	12,200	793,732
iShares S&P 500 Index Fund	11,200	1,239,616
iShares S&P MidCap 400 Index Fund	10,000	759,100
iShares S&P SmallCap 600 Index Fund	5,900	340,017
K-Green Trust (a)	800	677

See Notes to Schedules of Portfolio of Investments

NestEgg Funds	Schedule of Portfolio Investments
NestEgg 2020 Fund	July 31, 2010 (Unaudited)

		Value ($)
Total Investment Companies (Cost $3,384,055)		4,005,398

	Principal ($)
U.S. Treasury Obligations — 54.7%

U.S. Treasury Bond — 13.2%
8.00%, 11/15/21	1,032,000	1,508,494
6.50%, 11/15/26	891,000	1,216,772
5.38%, 2/15/31	599,000	736,021
5.00%, 5/15/37	1,150,000	1,360,054
		4,821,341
U.S. Treasury Note — 41.5%
4.88%, 4/30/11	2,765,000	2,859,181
1.38%, 2/15/12	2,658,000	2,696,209
4.13%, 8/31/12	1,165,000	1,251,556
3.13%, 8/31/13	2,187,000	2,338,723
2.25%, 5/31/14	1,604,000	1,671,418
2.75%, 11/30/16	1,979,000	2,049,656
4.75%, 8/15/17	1,979,000	2,305,381
		15,172,124

Total U.S. Treasury Obligations (Cost $19,649,928)		19,993,465

	Shares
Short-Term Investments — 1.6%

Money Market Funds — 1.6%
Dreyfus Cash Management	138,550	138,550
Dreyfus Cash Management Plus	138,551	138,551
Federated Government Obligations Fund	290,517	290,517

Total Short-Term Investments (Cost $567,618)		567,618

Total Investments (Cost $34,723,375(d)) — 99.3%		$36,300,675

Assets in excess of liabilities — 0.7%		272,573

NET ASSETS — 100.0%		$36,573,248

(a)	Non-income producing security.
(b)	Amount rounds to less than $1.00
(c)	Amount rounds to less than 0.05%
(d)	See Notes to Schedules of Portfolio of Investments for tax unrealized appreciation (depreciation) of securities.

Summary of Abbreviations
ADR	- American Depositary Receipt
REIT	- Real Estate Investment Trust

See Notes to Schedules of Portfolio of Investments

NestEgg Funds	Schedule of Portfolio Investments
NestEgg 2020 Fund	July 31, 2010 (Unaudited)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Schedule of Portfolio of Investments.

	Valuation Inputs at Reporting Date:

		Level 2	Level 3
	Level 1	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Investments at Value
Common Stocks	$11,519,018	$4,940	$–	$11,523,958
Investment Companies	4,005,398	–	–	4,005,398
Preferred Stocks	210,236	–	–	210,236
Short-Term Investments	567,618	–	–	567,618
U.S. Treasury Obligations	–	19,993,465	–	19,993,465
Total Investments	$16,302,270	$19,998,405	$–	$36,300,675
See Notes to Schedules of Portfolio of Investments

NestEgg Funds	Schedule of Portfolio Investments
NestEgg 2030 Fund	July 31, 2010 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 48.8%

Consumer Discretionary — 4.7%
Belle International Holdings Ltd.	12,000	18,508
Best Buy Co., Inc.	1,200	41,592
Christian Dior SA	449	48,658
Cie Financiere Richemont SA	280	10,926
Dentsu, Inc.	1,600	39,873
Dollar Tree, Inc. (a)	1,050	46,536
Electrolux AB	1,405	31,332
Family Dollar Stores, Inc.	1,100	45,485
Ford Motor Co. (a)	5,600	71,512
GameStop Corp., Class A (a)	1,800	36,090
Gap, Inc. (The)	2,000	36,220
Garmin Ltd.	1,200	34,212
Grupo Televisa SA - ADR	800	15,200
H&R Block, Inc.	1,800	28,224
International Game Technology	2,100	32,004
Interpublic Group of Cos., Inc. (a)	5,400	49,356
JC Penney Co., Inc.	1,500	36,945
Kingfisher PLC	9,556	32,284
Li & Fung Ltd.	8,000	36,666
Marks & Spencer Group PLC	7,559	40,850
Mattel, Inc.	1,900	40,204
Newell Rubbermaid, Inc.	2,600	40,300
NGK Spark Plug Co. Ltd.	1,000	12,929
Nippon Television Network Corp.	150	20,973
Nissan Motor Co. Ltd. (a)	6,400	49,188
Omnicom Group, Inc.	1,200	44,712
Oriental Land Co. Ltd.	500	41,785
Ross Stores, Inc.	800	42,128
Sega Sammy Holdings, Inc.	1,300	19,110
Sony Corp.	1,700	53,226
Thomson Reuters Corp.	29	1,084
TJX Companies, Inc. (The)	1,200	49,824
Toyota Motor Corp.	1,900	67,076
Viacom, Inc., Class B	1,600	52,864
Volkswagen AG	133	12,604
Whirlpool Corp.	500	41,650
		1,322,130
Consumer Staples — 4.8%
Asahi Breweries, Ltd.	2,300	40,758
Associated British Foods PLC	3,069	49,457
Casino, Guichard-Perrachon	523	45,548
Coca-Cola Co. (The)	1,900	104,709
ConAgra Foods, Inc.	1,800	42,264
Danisco A/S	389	29,586
Delhaize Group SA	483	35,669
Dr Pepper Snapple Group, Inc.	39	1,464
Energizer Holdings, Inc. (a)	700	43,064
Fomento Economico Mexicano SAB de CV - ADR	500	24,340
Henkel AG & Co. KGaA	805	33,380
Hormel Foods Corp.	900	38,628

See Notes to Schedules of Portfolio of Investments

NestEgg Funds	Schedule of Portfolio Investments
NestEgg 2030 Fund	July 31, 2010 (Unaudited)

Security Description	Shares	Value ($)
Consumer Staples — 4.8%- continued
J. Sainsbury PLC	8,222	44,330
Kerry Group PLC, Class A	889	28,383
Kimberly-Clark Corp.	900	57,708
Lawson, Inc.	832	38,184
McCormick & Company, Inc.	1,000	39,330
Metro AG	577	32,028
PepsiCo, Inc.	1,300	84,383
Philip Morris International, Inc.	1,600	81,664
Procter & Gamble Co. (The)	2,400	146,784
SABMiller PLC	2,083	63,214
Shiseido Co. Ltd.	1,900	42,533
Unilever PLC	2,016	57,289
Walgreen Co.	1,800	51,390
Wal-Mart Stores, Inc.	1,800	92,142
Wesfarmers Ltd.	230	6,474
		1,354,703
Energy — 5.8%
Acergy SA	600	9,851
Alpha Natural Resources, Inc. (a)	800	30,664
Baker Hughes, Inc.	1,000	48,270
BP PLC	13,837	88,141
Cameco Corp.	351	8,938
Cameron International Corp. (a)	1,100	43,549
Canadian Natural Resources Ltd.	366	12,603
Cenovus Energy, Inc.	218	6,139
Chevron Corp.	1,700	129,557
China Petroleum & Chemical Corp. - ADR	300	24,156
CNOOC Ltd. - ADR	200	33,684
Consol Energy, Inc.	900	33,732
EnCana Corp.	218	6,665
ENI SpA	2,828	57,823
Ensco International PLC - ADR	900	37,629
Exxon Mobil Corp.	3,900	232,752
FMC Technologies, Inc. (a)	700	44,296
Helmerich & Payne, Inc.	1,100	44,583
Inpex Corp.	5	24,423
Nabors Industries Ltd. (a)	3,400	62,594
National Oilwell Varco, Inc.	1,100	43,076
Peabody Energy Corp.	1,000	45,150
PetroChina Co. Ltd. - ADR	300	34,341
Petroleo Brasileiro SA - ADR	2,000	72,800
Petroleo Brasileiro SA, Class A - ADR	2,700	85,995
Pride International, Inc. (a)	1,400	33,306
Repsol YPF SA	1,894	44,686
Royal Dutch Shell PLC, Class B	3,018	79,536
Santos Ltd.	3,237	38,949
Sasol Ltd. - ADR	800	31,712
Smith International, Inc.	1,300	53,924
Statoil ASA	2,300	46,489
Tenaris SA - ADR	500	20,025
Williams Cos., Inc. (The)	2,000	38,820
		1,648,858

See Notes to Schedules of Portfolio of Investments

NestEgg Funds	Schedule of Portfolio Investments
NestEgg 2030 Fund	July 31, 2010 (Unaudited)

Security Description	Shares	Value ($)
Financials — 8.9%
Aegon NV (a)	5,868	35,298
Aflac, Inc.	1,100	54,109
Allianz SE	555	64,441
Ameriprise Financial, Inc.	1,100	46,629
Assurant, Inc.	1,200	44,748
Banco Bilbao Vizcaya Argentaria SA	4,559	61,401
Banco Bradesco SA - ADR	3,223	60,045
Banco Popular Espanol SA	4,370	29,043
Banco Santander SA	22	287
Banco Santander SA - ADR	212	2,707
Bank of America Corp.	8,300	116,532
Bank of Nova Scotia	353	17,714
Barclays PLC	3,275	17,103
BlackRock, Inc.	200	31,498
BNP Paribas	378	25,965
China Life Insurance Co. Ltd. - ADR	800	53,736
Citigroup, Inc. (a)	75	308
CNP Assurances	1,456	30,055
Credit Agricole SA	2,356	32,268
Criteria Caixacorp SA	7,468	36,485
Daito Trust Construction Co. Ltd.	700	38,081
DBS Group Holdings Ltd.	5,000	52,949
Discover Financial Services	2,900	44,283
Eaton Vance Corp.	1,300	38,948
Erste Group Bank AG	721	28,934
GAM Holding Ltd. (a)	2,002	23,158
Genworth Financial, Inc., Class A (a)	2,800	38,024
HDFC Bank Ltd. - ADR	100	16,458
Host Hotels & Resorts, Inc. REIT	3,583	51,380
ICICI Bank Ltd. - ADR	700	27,237
Invesco Ltd.	65	1,270
JPMorgan Chase & Co.	3,300	132,924
KB Financial Group, Inc. - ADR	600	25,668
Kerry Properties Ltd.	7,000	35,282
Manulife Financial Corp.	540	8,583
Mapfre SA	9,086	29,980
Moody's Corp.	1,400	32,970
MS&AD Insurance Group Holdings, Inc.	2,830	62,925
NASDAQ OMX Group, Inc. (The) (a)	1,900	36,993
National Australia Bank Ltd.	2,261	51,404
National Bank of Greece SA (a)	1,225	17,863
Plum Creek Timber Co., Inc. REIT	1,000	35,880
Principal Financial Group, Inc.	1,700	43,537
Progressive Corp. (The)	2,500	49,100
Royal Bank of Canada	399	20,849
Sampo Oyj, Class A	940	22,968
SEI Investments Co.	2,200	42,196
Shinhan Financial Group Co. Ltd. - ADR	300	24,819
Shizuoka Bank Ltd. (The)	4,000	33,335
Sino Land Co. Ltd.	18,000	34,070
SL Green Realty Corp. REIT	700	42,168
SNS REAAL NV (a)	4,951	27,266
Standard Chartered PLC	2,024	58,501

See Notes to Schedules of Portfolio of Investments

NestEgg Funds	Schedule of Portfolio Investments
NestEgg 2030 Fund	July 31, 2010 (Unaudited)

Security Description	Shares	Value ($)
Financials — 8.9%- continued
T Rowe Price Group, Inc.	900	43,407
TD Ameritrade Holding Corp. (a)	2,300	36,202
Torchmark Corp.	800	42,456
Toronto-Dominion Bank (The)	474	33,732
Travelers Cos., Inc. (The)	1,100	55,495
United Overseas Bank Ltd.	4,000	58,420
Unum Group	2,000	45,640
Wells Fargo & Co.	4,300	119,239
Westpac Banking Corp.	2,271	49,289
Zurich Financial Services AG	215	50,195
		2,524,450
Health Care — 4.5%
Abbott Laboratories	1,300	63,804
Aetna, Inc.	1,400	38,990
AstraZeneca PLC	1,497	76,061
CIGNA Corp.	1,200	36,912
Cochlear Ltd.	569	36,384
Coventry Health Care, Inc. (a)	1,500	29,745
CSL Ltd.	1,687	50,579
Dainippon Sumitomo Pharma Co. Ltd.	1,400	10,468
Forest Laboratories, Inc. (a)	1,400	38,850
Fresenius Medical Care AG & Co. KGaA	860	47,188
GlaxoSmithKline PLC	4,509	78,607
H. Lundbeck A/S	1,299	19,764
Humana, Inc. (a)	800	37,616
Johnson & Johnson	2,300	133,607
McKesson Corp.	800	50,256
Merck & Co., Inc.	2,500	86,150
Novartis AG	2,123	103,022
Pfizer, Inc.	6,700	100,500
Sanofi-Aventis SA	1,023	59,417
Teva Pharmaceutical Industries Ltd. - ADR	1,515	74,008
Waters Corp. (a)	600	38,496
WellPoint, Inc. (a)	900	45,648
		1,256,072
Industrials — 4.4%
A.P. Moller - Maersk A/S, Class B	1	8,433
Atlas Copco AB, Class B	2,757	41,166
Brambles Ltd.	7,011	34,251
Central Japan Railway Co.	6	48,892
Cintas Corp.	1,400	37,044
Dai Nippon Printing Co. Ltd.	3,231	39,081
European Aeronautic Defence and Space Co. NV (a)	518	12,272
Flowserve Corp.	400	39,664
Fluor Corp.	900	43,461
Fraser and Neave Ltd.	9,000	36,336
Furukawa Electric Co. Ltd.	6,000	26,668
General Dynamics Corp.	800	49,000
General Electric Co.	8,900	143,468
Honeywell International, Inc.	1,500	64,290
Jacobs Engineering Group, Inc. (a)	1,000	36,570
Joy Global, Inc.	700	41,559

See Notes to Schedules of Portfolio of Investments

NestEgg Funds	Schedule of Portfolio Investments
NestEgg 2030 Fund	July 31, 2010 (Unaudited)

Security Description	Shares	Value ($)
Industrials — 4.4%- continued
KBR, Inc.	1,900	42,522
Keppel Corp. Ltd.	4,000	27,475
Koninklijke Philips Electronics NV	2,099	65,401
Lockheed Martin Corp.	700	52,605
Makita Corp.	300	8,667
Marubeni Corp.	4,000	21,483
Metso OYJ	346	13,644
Raytheon Co.	1,000	46,270
Rolls-Royce Group PLC, Class C (a)	16,016	—	(b)
RR Donnelley & Sons Co.	1,800	30,366
Sacyr Vallehermoso SA (a)	1	5
Schneider Electric SA	509	58,702
Skanska AB, Class B	2,771	46,864
Vinci SA	819	39,649
West Japan Railway Co.	5	18,520
Wolseley PLC (a)	1,805	40,729
Yamato Holdings Co., Ltd.	2,500	31,020
		1,246,077
Information Technology — 7.9%
Altera Corp.	1,700	47,124
Amdocs Ltd. (a)	1,400	38,262
Apple, Inc. (a)	700	180,075
AU Optronics Corp. - ADR	1,339	12,720
Avnet, Inc. (a)	1,500	37,725
CA, Inc.	1,800	35,208
Cisco Systems, Inc. (a)	4,800	110,736
Computer Sciences Corp.	700	31,731
Computershare Ltd.	4,218	38,580
Dell, Inc. (a)	3,800	50,312
eBay, Inc. (a)	2,300	48,093
FUJIFILM Holdings Corp.	1,300	40,627
Fujitsu Ltd.	2,000	14,237
Google, Inc., Class A (a)	200	96,970
Harris Corp.	800	35,624
Hewlett-Packard Co.	2,600	119,704
Infosys Technologies Ltd. - ADR	1,000	60,480
Intel Corp.	4,600	94,760
International Business Machines Corp.	1,400	179,760
Kyocera Corp.	500	44,621
LG Display Co. Ltd. - ADR	600	9,222
LSI Corp. (a)	6,700	27,001
Microsoft Corp.	7,600	196,156
Murata Manufacturing Co., Ltd.	900	44,482
Nippon Electric Glass Co. Ltd.	2,000	25,488
Nokia OYJ	1,019	9,421
Nomura Research Institute Ltd.	1,800	35,710
Oracle Corp.	3,300	78,012
Research In Motion Ltd. (a)	172	9,896
Ricoh Co. Ltd.	3,000	41,565
Sage Group PLC (The)	10,104	37,877
Seagate Technology (a)	2,100	26,355
STMicroelectronics NV	3,478	28,690

See Notes to Schedules of Portfolio of Investments

NestEgg Funds	Schedule of Portfolio Investments
NestEgg 2030 Fund	July 31, 2010 (Unaudited)

Security Description	Shares	Value ($)
Information Technology — 7.9%- continued
Symantec Corp. (a)	2,500	32,425
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	7,838	79,164
Telefonaktiebolaget LM Ericsson, Class B	4,066	44,886
Teradata Corp. (a)	1,300	41,340
Texas Instruments, Inc.	2,400	59,256
Western Digital Corp. (a)	1,000	26,390
Xerox Corp.	4,861	47,346
		2,218,031
Materials — 3.5%
Agrium, Inc.	126	7,930
Airgas, Inc.	600	39,174
AngloGold Ashanti Ltd. - ADR	500	20,260
Barrick Gold Corp.	234	9,619
BASF SE	1,227	71,650
Celanese Corp., Series A	1,300	36,517
Cemex SAB de CV - ADR (a)	1,514	14,292
Cia Siderurgica Nacional SA - ADR	1,400	23,506
CRH PLC	1,372	28,517
Eastman Chemical Co.	600	37,584
FMC Corp.	700	43,743
Freeport-McMoRan Copper & Gold, Inc.	800	57,232
Gold Fields Ltd. - ADR	1,200	16,236
Goldcorp, Inc.	209	8,193
Holcim Ltd.	547	36,547
Koninklijke DSM NV	979	46,458
Lubrizol Corp.	500	46,745
MeadWestvaco Corp.	1,500	35,940
Mechel - ADR	300	6,534
OneSteel Ltd.	11,820	31,974
OZ Minerals Ltd. (a)	30,324	33,744
POSCO - ADR	500	52,005
Potash Corp of Saskatchewan, Inc.	145	15,178
Reliance Steel & Aluminum Co.	900	35,352
Sherritt International Corp.	2,072	13,725
Solvay SA	408	39,929
Sumitomo Metal Mining Co. Ltd.	1,000	13,311
Svenska Cellulosa AB, Class B	1,956	28,231
Teck Resources Ltd., Class B	1,173	41,292
Vale SA - ADR	2,300	63,940
Walter Energy, Inc.	500	35,650
		991,008
Telecommunication Services — 2.9%
America Movil SAB de CV, Series L - ADR	1,400	69,454
AT&T, Inc.	4,900	127,106
China Mobile Ltd. - ADR	1,400	71,316
China Telecom Corp. Ltd. - ADR	200	10,030
China Unicom Hong Kong Ltd. - ADR	700	9,548
Chunghwa Telecom Co. Ltd. - ADR (a)	843	17,829
Deutsche Telekom AG	3,556	47,777
Frontier Communications Corp.	576	4,401
KDDI Corp.	8	38,937
Mobile Telesystems OJSC - ADR	750	16,650

See Notes to Schedules of Portfolio of Investments

NestEgg Funds	Schedule of Portfolio Investments
NestEgg 2030 Fund	July 31, 2010 (Unaudited)

Security Description	Shares	Value ($)
Telecommunication Services — 2.9%- continued
NII Holdings, Inc. (a)	1,100	41,206
Nippon Telegraph & Telephone Corp.	1,100	45,709
NTT DoCoMo, Inc.	29	46,154
Philippine Long Distance Telephone Co. - ADR	100	5,370
SK Telecom Co. Ltd. - ADR	600	9,828
Softbank Corp.	1,000	29,921
Telecom Italia SpA	25,934	33,036
Telefonos de Mexico SAB de CV - ADR	500	7,225
Telekomunikasi Indonesia Tbk PT - ADR	500	18,770
Telenor ASA	2,700	41,664
TeliaSonera AB	1,329	9,618
Verizon Communications, Inc.	2,400	69,744
Vimpel-Communications - ADR	500	6,175
Windstream Corp.	3,500	39,900
		817,368
Utilities — 1.4%
Allegheny Energy, Inc.	1,700	38,760
Brookfield Infrastructure Partners LP	3	52
CenterPoint Energy, Inc.	2,600	36,998
EDP - Energias de Portugal SA	6,619	21,763
Empresa Nacional de Electricidad SA/Chile - ADR	100	4,955
Enel SpA	7,943	38,997
Energen Corp.	900	39,996
Enersis SA - ADR	500	10,370
Hongkong Electric Holdings Ltd.	4,435	26,864
Korea Electric Power Corp. - ADR (a)	800	11,272
NRG Energy, Inc. (a)	1,700	38,556
Osaka Gas Co. Ltd.	11,000	40,616
Public Service Enterprise Group, Inc.	1,500	49,350
RWE AG	609	43,006
		401,555

Total Common Stocks (Cost $13,263,178)		13,780,252

Preferred Stocks — 0.9%

Consumer Staples — 0.1%
Cia de Bebidas das Americas - ADR	200	21,844

Financials — 0.4%
Intesa Sanpaolo SpA	10,477	27,238
Itau Unibanco Holding SA - ADR	3,525	78,925
		106,163
Materials — 0.4%
Gerdau SA - ADR	1,200	17,568
Vale SA - ADR	3,600	87,228
		104,796

See Notes to Schedules of Portfolio of Investments

NestEgg Funds	Schedule of Portfolio Investments
NestEgg 2030 Fund	July 31, 2010 (Unaudited)

Security Description	Shares	Value ($)
Preferred Stocks — 0.9% - continued
Telecommunication Services — 0.0%(c)
Tele Norte Leste Participacoes SA - ADR	500	7,315

Utilities — 0.0%(c)
Cia Energetica de Minas Gerais - ADR	687	10,442

Total Preferred Stocks (Cost $154,839)		250,560

Investment Companies — 11.0%

iShares MSCI EAFE Index Fund	8,000	415,360
iShares Russell 2000 Index Fund	13,500	878,310
iShares S&P 500 Index Fund	5,200	575,536
iShares S&P MidCap 400 Index Fund	11,300	857,783
iShares S&P SmallCap 600 Index Fund	6,600	380,358
K-Green Trust(a)	800	677

Total Investment Companies (Cost $2,523,764)		3,108,024

	Principal ($)
U.S. Treasury Obligations — 35.7%

U.S. Treasury Bond — 8.4%
8.00%, 11/15/21	519,000	758,632
6.50%, 11/15/26	445,000	607,703
5.38%, 2/15/31	290,000	356,338
5.00%, 5/15/37	561,000	663,470
		2,386,143
U.S. Treasury Note — 27.3%
4.88%, 4/30/11	1,410,000	1,458,027
1.38%, 2/15/12	1,354,000	1,373,464
4.13%, 8/31/12	594,000	638,133
3.13%, 8/31/13	1,113,000	1,190,214
2.25%, 5/31/14	816,000	850,297
2.75%, 11/30/16	1,002,000	1,037,774
4.75%, 8/15/17	1,002,000	1,167,252
		7,715,161

Total U.S. Treasury Obligations (Cost $9,922,098)		10,101,304

	Shares
Short-Term Investments — 3.0%

Money Market Funds — 3.0%
Dreyfus Cash Management	120,169	120,169
Dreyfus Cash Management Plus	120,169	120,169
Federated Government Obligations Fund	605,366	605,366

Total Short-Term Investments (Cost $845,704)		845,704

See Notes to Schedules of Portfolio of Investments

NestEgg Funds	Schedule of Portfolio Investments
NestEgg 2030 Fund	July 31, 2010 (Unaudited)

	Shares	Value ($)

Total Investments
(Cost $26,709,583(d)) — 99.4%		$28,085,844

Assets in excess of liabilities — 0.6%		175,289

NET ASSETS — 100.0%		$28,261,133

(a)	Non-income producing security.
(b)	Amount rounds to less than $1.00
(c)	Amount rounds to less than 0.05%
(d)	See Notes to Schedules of Portfolio of Investments for tax unrealized appreciation (depreciation) of securities.

Summary of Abbreviations
ADR	- American Depositary Receipt
REIT	- Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Schedule of Portfolio of Investments.

		Valuation Inputs at Reporting Date:

		Level 2	Level 3
	Level 1	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Investments at Value
Common Stocks	$13,774,077	$6,175	$–	$13,780,252
Investment Companies	3,108,024	–	–	3,108,024
Preferred Stocks	250,560	–	–	250,560
Short-Term Investments	845,704	–	–	845,704
U.S. Treasury Obligations	–	10,101,304	–	10,101,304
Total Investments	$17,978,365	$10,107,479	$–	$28,085,844

See Notes to Schedules of Portfolio of Investments

NestEgg Funds	Schedule of Portfolio Investments
NestEgg 2040 Fund	July 31, 2010 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 60.7%

Consumer Discretionary — 5.9%
Belle International Holdings Ltd.	19,000	29,304
Best Buy Co., Inc.	1,800	62,388
Christian Dior SA	600	65,022
Cie Financiere Richemont SA	431	16,819
Dentsu, Inc.	2,400	59,809
Dollar Tree, Inc. (a)	1,650	73,128
Electrolux AB	2,168	48,347
Family Dollar Stores, Inc.	1,700	70,295
Ford Motor Co. (a)	8,600	109,822
GameStop Corp., Class A (a)	2,700	54,135
Gap, Inc. (The)	3,100	56,141
Garmin Ltd.	1,800	51,318
Grupo Televisa SA - ADR	1,300	24,700
H&R Block, Inc.	2,700	42,336
International Game Technology	3,100	47,244
Interpublic Group of Cos., Inc. (a)	8,200	74,948
JC Penney Co., Inc.	2,300	56,649
Kingfisher PLC	14,742	49,804
Li & Fung Ltd.	14,000	64,165
Marks & Spencer Group PLC	10,110	54,636
Mattel, Inc.	2,900	61,364
Newell Rubbermaid, Inc.	3,900	60,450
NGK Spark Plug Co. Ltd.	2,000	25,858
Nippon Television Network Corp.	230	32,159
Nissan Motor Co. Ltd. (a)	8,700	66,865
Omnicom Group, Inc.	1,800	67,068
Oriental Land Co. Ltd.	800	66,856
Ross Stores, Inc.	1,200	63,192
Sega Sammy Holdings, Inc.	2,000	29,400
Sony Corp.	2,400	75,143
Thomson Reuters Corp.	35	1,309
TJX Companies, Inc. (The)	1,800	74,736
Toyota Motor Corp.	2,900	102,379
Viacom, Inc., Class B	2,500	82,600
Volkswagen AG	206	19,521
Whirlpool Corp.	700	58,310
		1,998,220
Consumer Staples — 5.9%
Asahi Breweries, Ltd.	3,100	54,935
Associated British Foods PLC	4,105	66,153
Casino, Guichard-Perrachon	700	60,963
Coca-Cola Co. (The)	2,900	159,819
ConAgra Foods, Inc.	2,700	63,396
Danisco A/S	600	45,634
Delhaize Group SA	655	48,371
Dr Pepper Snapple Group, Inc.	46	1,727
Energizer Holdings, Inc. (a)	1,100	67,672
Fomento Economico Mexicano SAB de CV - ADR	600	29,208

See Notes to Schedule of Portfolio of Investments

NestEgg Funds	Schedule of Portfolio Investments
NestEgg 2040 Fund	July 31, 2010 (Unaudited)

Security Description	Shares	Value ($)
Consumer Staples — 5.9% - continued
Henkel AG & Co. KGaA	1,242	51,501
Hormel Foods Corp.	1,300	55,796
J. Sainsbury PLC	10,997	59,291
Kerry Group PLC, Class A	1,203	38,408
Kimberly-Clark Corp.	1,300	83,356
Lawson, Inc.	1,138	52,227
McCormick & Company, Inc.	1,500	58,995
Metro AG	890	49,402
PepsiCo, Inc.	2,000	129,820
Philip Morris International, Inc.	2,400	122,496
Procter & Gamble Co. (The)	3,700	226,292
SABMiller PLC	2,787	84,578
Shiseido Co. Ltd.	3,000	67,157
Unilever PLC	2,729	77,551
Walgreen Co.	2,700	77,085
Wal-Mart Stores, Inc.	2,700	138,213
Wesfarmers Ltd.	277	7,797
		1,977,843
Energy — 7.3%
Acergy SA	900	14,777
Alpha Natural Resources, Inc. (a)	1,300	49,829
Baker Hughes, Inc.	1,500	72,405
BP PLC	18,506	117,882
Cameco Corp.	362	9,219
Cameron International Corp. (a)	1,600	63,344
Canadian Natural Resources Ltd.	400	13,774
Cenovus Energy, Inc.	242	6,815
Chevron Corp.	2,500	190,525
China Petroleum & Chemical Corp. - ADR	500	40,260
CNOOC Ltd. - ADR	400	67,368
Consol Energy, Inc.	1,300	48,724
EnCana Corp.	242	7,398
ENI SpA	3,782	77,328
Ensco International PLC - ADR	1,400	58,534
Exxon Mobil Corp.	6,000	358,080
FMC Technologies, Inc. (a)	1,100	69,608
Helmerich & Payne, Inc.	1,600	64,848
Inpex Corp.	8	39,076
Nabors Industries Ltd. (a)	5,300	97,573
National Oilwell Varco, Inc.	1,700	66,572
Peabody Energy Corp.	1,500	67,725
PetroChina Co. Ltd. - ADR	500	57,235
Petroleo Brasileiro SA - ADR	2,900	105,560
Petroleo Brasileiro SA, Class A - ADR	4,100	130,585
Pride International, Inc. (a)	2,100	49,959
Repsol YPF SA	2,563	60,470
Royal Dutch Shell PLC, Class B	4,037	106,391
Santos Ltd.	4,329	52,089
Sasol Ltd. - ADR	1,300	51,532
Smith International, Inc.	1,900	78,812

See Notes to Schedule of Portfolio of Investments

NestEgg Funds	Schedule of Portfolio Investments
NestEgg 2040 Fund	July 31, 2010 (Unaudited)

Security Description	Shares	Value ($)
Energy — 7.3% - continued
Statoil ASA	3,100	62,659
Tenaris SA - ADR	600	24,030
Williams Cos., Inc. (The)	3,100	60,171
		2,441,157
Financials — 11.1%
Aegon NV (a)	9,052	54,451
Aflac, Inc.	1,600	78,704
Allianz SE	752	87,315
Ameriprise Financial, Inc.	1,600	67,824
Assurant, Inc.	1,700	63,393
Banco Bilbao Vizcaya Argentaria SA	6,169	83,085
Banco Bradesco SA - ADR	4,961	92,423
Banco Popular Espanol SA	5,914	39,305
Banco Santander SA	27	353
Banco Santander SA - ADR	355	4,533
Bank of America Corp.	12,500	175,500
Bank of Nova Scotia	484	24,288
Barclays PLC	4,431	23,139
BlackRock, Inc.	300	47,247
BNP Paribas	582	39,977
China Life Insurance Co. Ltd. - ADR	1,300	87,321
Citigroup, Inc. (a)	90	369
CNP Assurances	2,248	46,403
Credit Agricole SA	3,634	49,772
Criteria Caixacorp SA	11,520	56,281
Daito Trust Construction Co. Ltd.	1,000	54,401
DBS Group Holdings Ltd.	6,000	63,539
Discover Financial Services	4,500	68,715
Eaton Vance Corp.	2,000	59,920
Erste Group Bank AG	965	38,726
GAM Holding Ltd. (a)	3,088	35,721
Genworth Financial, Inc., Class A (a)	4,200	57,036
HDFC Bank Ltd. - ADR	300	49,374
Host Hotels & Resorts, Inc. REIT	5,426	77,809
ICICI Bank Ltd. - ADR	1,200	46,692
Invesco Ltd.	78	1,524
JPMorgan Chase & Co.	5,000	201,400
KB Financial Group, Inc. - ADR	900	38,502
Kerry Properties Ltd.	11,000	55,443
Manulife Financial Corp.	588	9,346
Mapfre SA	12,152	40,096
Moody's Corp.	2,100	49,455
MS&AD Insurance Group Holdings, Inc.	4,200	93,387
NASDAQ OMX Group, Inc. (The) (a)	2,900	56,463
National Australia Bank Ltd.	3,489	79,323
National Bank of Greece SA (a)	1,639	23,900
Plum Creek Timber Co., Inc. REIT	1,600	57,408
Principal Financial Group, Inc.	2,600	66,586
Progressive Corp. (The)	3,800	74,632
Royal Bank of Canada	438	22,887

See Notes to Schedule of Portfolio of Investments

NestEgg Funds	Schedule of Portfolio Investments
NestEgg 2040 Fund	July 31, 2010 (Unaudited)

Security Description	Shares	Value ($)
Financials — 11.1% - continued
Sampo Oyj, Class A	1,257	30,714
SEI Investments Co.	3,300	63,294
Shinhan Financial Group Co. Ltd. - ADR	500	41,365
Shizuoka Bank Ltd. (The)	5,000	41,669
Sino Land Co. Ltd.	26,000	49,205
SL Green Realty Corp. REIT	1,100	66,264
SNS REAAL NV (a)	7,637	42,058
Standard Chartered PLC	3,123	90,266
T Rowe Price Group, Inc.	1,300	62,699
TD Ameritrade Holding Corp. (a)	3,400	53,516
Torchmark Corp.	1,200	63,684
Toronto-Dominion Bank (The)	536	38,144
Travelers Cos., Inc. (The)	1,700	85,765
United Overseas Bank Ltd.	5,000	73,025
Unum Group	3,000	68,460
Wells Fargo & Co.	6,400	177,472
Westpac Banking Corp.	3,502	76,007
Zurich Financial Services AG	331	77,277
		3,744,852
Health Care — 5.5%
Abbott Laboratories	2,000	98,160
Aetna, Inc.	2,200	61,270
AstraZeneca PLC	2,026	102,939
CIGNA Corp.	1,800	55,368
Cochlear Ltd.	878	56,143
Coventry Health Care, Inc. (a)	2,300	45,609
CSL Ltd.	2,282	68,418
Dainippon Sumitomo Pharma Co. Ltd.	1,800	13,459
Forest Laboratories, Inc. (a)	2,100	58,275
Fresenius Medical Care AG & Co. KGaA	1,164	63,868
GlaxoSmithKline PLC	6,031	105,140
H. Lundbeck A/S	1,763	26,824
Humana, Inc. (a)	1,200	56,424
Johnson & Johnson	3,500	203,315
McKesson Corp.	1,200	75,384
Merck & Co., Inc.	3,900	134,394
Novartis AG	2,873	139,416
Pfizer, Inc.	10,200	153,000
Sanofi-Aventis SA	1,385	80,443
Teva Pharmaceutical Industries Ltd. - ADR	2,336	114,114
Waters Corp. (a)	1,000	64,160
WellPoint, Inc. (a)	1,400	71,008
		1,847,131
Industrials — 5.5%
A.P. Moller - Maersk A/S, Class B	2	16,866
Atlas Copco AB, Class B	4,253	63,504
Brambles Ltd.	9,488	46,352
Central Japan Railway Co.	9	73,338
Cintas Corp.	2,100	55,566
Dai Nippon Printing Co. Ltd.	4,278	51,745

See Notes to Schedule of Portfolio of Investments

NestEgg Funds	Schedule of Portfolio Investments
NestEgg 2040 Fund	July 31, 2010 (Unaudited)

Security Description	Shares	Value ($)
Industrials — 5.5% - continued
European Aeronautic Defence and Space Co. NV (a)	693	16,418
Flowserve Corp.	600	59,496
Fluor Corp.	1,400	67,606
Fraser and Neave Ltd.	14,000	56,523
Furukawa Electric Co. Ltd.	10,000	44,447
General Dynamics Corp.	1,200	73,500
General Electric Co.	13,400	216,008
Honeywell International, Inc.	2,300	98,578
Jacobs Engineering Group, Inc. (a)	1,500	54,855
Joy Global, Inc.	1,100	65,307
KBR, Inc.	2,900	64,902
Keppel Corp. Ltd.	5,000	34,343
Koninklijke Philips Electronics NV	2,808	87,493
Lockheed Martin Corp.	1,100	82,665
Makita Corp.	400	11,556
Marubeni Corp.	5,000	26,853
Metso OYJ	534	21,057
Raytheon Co.	1,500	69,405
Rolls-Royce Group PLC, Class C (a)	19,219	—	(b)
RR Donnelley & Sons Co.	2,800	47,236
Sacyr Vallehermoso SA (a)	2	10
Schneider Electric SA	689	79,462
Skanska AB, Class B	3,706	62,677
Vinci SA	1,263	61,144
West Japan Railway Co.	8	29,631
Wolseley PLC (a)	2,784	62,819
Yamato Holdings Co., Ltd.	3,300	40,947
		1,842,309
Information Technology — 9.9%
Altera Corp.	2,600	72,072
Amdocs Ltd. (a)	2,100	57,393
Apple, Inc. (a)	1,100	282,975
AU Optronics Corp. - ADR	1,945	18,478
Avnet, Inc. (a)	2,200	55,330
CA, Inc.	2,700	52,812
Cisco Systems, Inc. (a)	7,300	168,411
Computer Sciences Corp.	1,100	49,863
Computershare Ltd.	5,641	51,595
Dell, Inc. (a)	5,800	76,792
eBay, Inc. (a)	3,600	75,276
FUJIFILM Holdings Corp.	2,000	62,504
Fujitsu Ltd.	2,000	14,237
Google, Inc., Class A (a)	300	145,455
Harris Corp.	1,300	57,889
Hewlett-Packard Co.	4,000	184,160
Infosys Technologies Ltd. - ADR	1,500	90,720
Intel Corp.	7,000	144,200
International Business Machines Corp.	2,100	269,640
Kyocera Corp.	700	62,469
LG Display Co. Ltd. - ADR	900	13,833

See Notes to Schedule of Portfolio of Investments

NestEgg Funds	Schedule of Portfolio Investments
NestEgg 2040 Fund	July 31, 2010 (Unaudited)

Security Description	Shares	Value ($)
Information Technology — 9.9% - continued
LSI Corp. (a)	10,200	41,106
Microsoft Corp.	11,500	296,815
Murata Manufacturing Co., Ltd.	1,200	59,309
Nippon Electric Glass Co. Ltd.	3,000	38,231
Nokia OYJ	1,572	14,534
Nomura Research Institute Ltd.	2,700	53,566
Oracle Corp.	4,900	115,836
Research In Motion Ltd. (a)	187	10,759
Ricoh Co. Ltd.	4,000	55,420
Sage Group PLC (The)	15,586	58,427
Seagate Technology (a)	3,200	40,160
STMicroelectronics NV	5,365	44,256
Symantec Corp. (a)	3,900	50,583
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	11,745	118,624
Telefonaktiebolaget LM Ericsson, Class B	6,272	69,239
Teradata Corp. (a)	1,900	60,420
Texas Instruments, Inc.	3,700	91,353
Western Digital Corp. (a)	1,500	39,585
Xerox Corp.	7,435	72,417
		3,336,744
Materials — 4.2%
Agrium, Inc.	231	14,538
Airgas, Inc.	900	58,761
AngloGold Ashanti Ltd. - ADR	800	32,416
Barrick Gold Corp.	260	10,688
BASF SE	1,660	96,934
Celanese Corp., Series A	2,000	56,180
Cemex SAB de CV - ADR (a)	2,254	21,278
Cia Siderurgica Nacional SA - ADR	2,000	33,580
CRH PLC	2,116	43,982
Eastman Chemical Co.	900	56,376
FMC Corp.	1,000	62,490
Freeport-McMoRan Copper & Gold, Inc.	1,200	85,848
Gold Fields Ltd. - ADR	1,700	23,001
Goldcorp, Inc.	331	12,975
Holcim Ltd.	843	56,324
Koninklijke DSM NV	1,324	62,829
Lubrizol Corp.	700	65,443
MeadWestvaco Corp.	2,300	55,108
Mechel - ADR	500	10,890
OneSteel Ltd.	18,234	49,324
OZ Minerals Ltd. (a)	40,878	45,488
POSCO - ADR	800	83,208
Potash Corp of Saskatchewan, Inc.	154	16,120
Reliance Steel & Aluminum Co.	1,300	51,064
Sherritt International Corp.	2,486	16,468
Solvay SA	545	53,337
Sumitomo Metal Mining Co. Ltd.	1,000	13,311
Svenska Cellulosa AB, Class B	2,617	37,771
Teck Resources Ltd., Class B	1,488	52,381

See Notes to Schedule of Portfolio of Investments

NestEgg Funds	Schedule of Portfolio Investments
NestEgg 2040 Fund	July 31, 2010 (Unaudited)

Security Description	Shares	Value ($)
Materials — 4.2% - continued
Vale SA - ADR	3,500	97,300
Walter Energy, Inc.	700	49,910
		1,425,323
Telecommunication Services — 3.6%
America Movil SAB de CV, Series L - ADR	2,100	104,181
AT&T, Inc.	7,400	191,956
China Mobile Ltd. - ADR	2,100	106,974
China Telecom Corp. Ltd. - ADR	400	20,060
China Unicom Hong Kong Ltd. - ADR	1,000	13,640
Chunghwa Telecom Co. Ltd. - ADR (a)	1,274	26,945
Deutsche Telekom AG	5,485	73,694
Frontier Communications Corp.	864	6,602
KDDI Corp.	11	53,539
Mobile Telesystems OJSC - ADR	1,250	27,750
NII Holdings, Inc. (a)	1,600	59,936
Nippon Telegraph & Telephone Corp.	1,500	62,330
NTT DoCoMo, Inc.	39	62,070
Philippine Long Distance Telephone Co. - ADR	300	16,110
SK Telecom Co. Ltd. - ADR	900	14,742
Softbank Corp.	1,500	44,881
Telecom Italia SpA	35,093	44,702
Telefonos de Mexico SAB de CV - ADR	800	11,560
Telekomunikasi Indonesia Tbk PT - ADR	600	22,524
Telenor ASA	4,200	64,810
TeliaSonera AB	2,050	14,836
Verizon Communications, Inc.	3,600	104,616
Vimpel-Communications - ADR	800	9,880
Windstream Corp.	5,400	61,560
		1,219,898
Utilities — 1.8%
Allegheny Energy, Inc.	2,500	57,000
Brookfield Infrastructure Partners LP	4	70
CenterPoint Energy, Inc.	4,000	56,920
EDP - Energias de Portugal SA	8,853	29,107
Empresa Nacional de Electricidad SA/Chile - ADR	300	14,865
Enel SpA	10,748	52,769
Energen Corp.	1,400	62,216
Enersis SA - ADR	600	12,444
Hongkong Electric Holdings Ltd.	5,522	33,448
Korea Electric Power Corp. - ADR (a)	1,300	18,317
NRG Energy, Inc. (a)	2,600	58,968
Osaka Gas Co. Ltd.	17,000	62,770
Public Service Enterprise Group, Inc.	2,300	75,670
RWE AG	824	58,189
		592,753

Total Common Stocks (Cost $19,709,852)		20,426,230

See Notes to Schedule of Portfolio of Investments

NestEgg Funds	Schedule of Portfolio Investments
NestEgg 2040 Fund	July 31, 2010 (Unaudited)

Security Description	Shares	Value ($)

Preferred Stocks — 1.2%

Consumer Staples — 0.1%
Cia de Bebidas das Americas - ADR	400	43,688

Financials — 0.5%
Intesa Sanpaolo SpA	16,162	42,018
Itau Unibanco Holding SA - ADR	5,475	122,585
		164,603
Materials — 0.5%
Gerdau SA - ADR	1,700	24,888
Vale SA - ADR	5,500	133,265
		158,153
Telecommunication Services — 0.0%(c)
Tele Norte Leste Participacoes SA - ADR	600	8,778

Utilities — 0.1%
Cia Energetica de Minas Gerais - ADR	1,045	15,884

Total Preferred Stocks (Cost $257,115)		391,106

Investment Companies — 15.7%

iShares MSCI EAFE Index Fund	15,700	815,144
iShares Russell 2000 Index Fund	21,300	1,385,778
iShares S&P 500 Index Fund	10,300	1,140,004
iShares S&P MidCap 400 Index Fund	17,800	1,351,198
iShares S&P SmallCap 600 Index Fund	10,400	599,352
K-Green Trust (a)	1,000	846

Total Investment Companies (Cost $4,685,926)		5,292,322

	Principal ($)
U.S. Treasury Obligations — 19.9%

U.S. Treasury Bond — 4.8%
8.00%, 11/15/21	345,000	504,293
6.50%, 11/15/26	298,000	406,956
5.38%, 2/15/31	201,000	246,979
5.00%, 5/15/37	385,000	455,323
		1,613,551
U.S. Treasury Note — 15.1%
4.88%, 4/30/11	925,000	956,512
1.38%, 2/15/12	889,000	901,779
4.13%, 8/31/12	390,000	418,976
3.13%, 8/31/13	732,000	782,782
2.25%, 5/31/14	537,000	559,571
2.75%, 11/30/16	662,000	685,635
4.75%, 8/15/17	662,000	771,178
		5,076,434
See Notes to Schedule of Portfolio of Investments

NestEgg Funds	Schedule of Portfolio Investments
NestEgg 2040 Fund	July 31, 2010 (Unaudited)

		Value ($)

Total U.S. Treasury Obligations (Cost $6,575,183)		6,689,984

Security Description	Shares
Short-Term Investments — 2.2%

Money Market Funds — 2.2%
Dreyfus Cash Management	117,372	117,372
Dreyfus Cash Management Plus	117,370	117,370
Federated Government Obligations Fund	509,586	509,586

Total Short-Term Investments (Cost $744,328)		744,328

Total Investments
(Cost $31,972,404(d)) — 99.7%		$33,543,970

Assets in excess of liabilities — 0.3%		102,827

NET ASSETS — 100.0%		$33,646,797

(a)	Non-income producing security.
(b)	Amount rounds to less than $1.00
(c)	Amount rounds to less than 0.05%
(d)	See Notes to Schedules of Portfolio of Investments for tax unrealized appreciation (depreciation) of securities.

Summary of Abbreviations
ADR	- American Depositary Receipt
REIT	- Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Schedule of Portfolio of Investments.

		Valuation Inputs at Reporting Date:

		Level 2	Level 3
	Level 1	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Investments at Value
Common Stocks	$20,416,350	$9,880	$–	$20,426,230
Investment Companies	5,292,322	–	–	5,292,322
Preferred Stocks	391,106	–	–	391,106
Short-Term Investments	744,328	–	–	744,328
U.S. Treasury Obligations	–	6,689,984	–	6,689,984
Total Investments	$26,844,106	$6,699,864	$–	$33,543,970

See Notes to Schedule of Portfolio of Investments

NestEgg Funds	Schedule of Portfolio Investments
NestEgg 2050 Fund	July 31, 2010 (Unaudited)

Security Description	Shares	Value ($)
Investment Companies — 97.9%

iShares Barclays 1-3 Year Treasury Bond Fund	410	34,534
iShares Barclays 3-7 Year Treasury Bond Fund	180	20,948
iShares Barclays 7-10 Year Treasury Bond Fund	100	9,631
iShares Barclays 10-20 Year Treasury Bond Fund	70	8,230
iShares Barclays 20+ Year Treasury Bond Fund	80	8,038
iShares MSCI EAFE Index Fund	8,245	428,081
iShares S&P 500 Index Fund	5,570	616,488

Total Investment Companies (Cost $1,092,947)		1,125,950

Short-Term Investment — 9.7%

Money Market Fund — 9.7%
Federated Government Obligations Fund	111,228	111,228

Total Short-Term Investments (Cost $111,228)		111,228

Total Investments
(Cost $1,204,175(a)) — 107.6%		$1,237,178

Liabilities in excess of other assets — (7.6%)		(87,907)

NET ASSETS — 100.0%		$1,149,271

(a)	See Notes to Schedules of Portfolio of Investments for tax unrealized appreciation (depreciation) of securities.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Schedule of Portfolio of Investments.

		Valuation Inputs at Reporting Date:

		Level 2	Level 3
	Level 1	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Investments at Value
Investment Companies	$1,125,950	$–	$–	$1,125,950
Short-Term Investments	111,228	–	–	111,228
Total Investments	$1,237,178	$–	$–	$1,237,178

See Notes to Schedules of Portfolio of Investments

American Independence Funds Trust
Notes to Schedules of Portfolio of Investments	July 31, 2010 (Unaudited)

1. Organization:

The following is a summary of the Funds’ significant accounting policies:

The American Independence Funds Trust (the "Trust") was established as a Delaware business trust on October 7, 2004 as Adventus Funds Trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust was subsequently renamed on June 10, 2005 as Arrivato Funds Trust. Effective March 2, 2006, the name of the Trust was changed to American Independence Funds Trust in connection with the Trust's reorganization and merger with the former American Independence Funds Trust.

The Trust currently offers twelve (14) series, or mutual funds, each with its own investment objectives and strategies. This report contains the schedules of portfolio investments of each of the eleven series (individually, a "Fund"; collectively, the "Funds").

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its schedules of portfolio investments. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of schedules of portfolio investments requires management to make estimates and assumptions that affect the amounts reported for the date of the schedules of portfolio investments. Actual results could differ from those estimates.

Portfolio securities listed or traded on domestic securities exchanges or the Nasdaq are valued at the market value as of the close of regular trading on the New York Stock Exchange, usually 4:00 p.m. Eastern Time ("Valuation Time"). If there have been no sales for that day on any exchange or system for a security, the security is valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded or at the Nasdaq official closing price, if applicable. Debt securities held by a Fund generally are valued based on mean prices as of the close of trading on the principal market in which they trade, usually 3:00 p.m. Eastern Time. Short-term debt investments having maturities of 60 days or less are valued at amortized cost, which approximates fair value. Investments in investment companies are valued at their net asset values as reported by such companies. The differences between cost and fair values of such investments are reflected as unrealized appreciation or depreciation.

Most securities listed on a foreign exchange are valued either at the last sale price at the close of the exchange on which the security is principally traded or at fair value (see description below). Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. Dollars at the exchange rate of said currencies against the U.S. Dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Securities for which market quotations are not readily available are valued at fair value by American Independence Financial Services, LLC ("AIFS" or the "Adviser") in accordance with guidelines approved by the Trust's Board of Trustees. The Funds typically value securities using market quotations or information furnished by a pricing service. However, when market quotations are not available, or when the Adviser has reason to believe that available quotations may not be accurate, the Funds may value securities according to methods that are approved by the Funds' Board of Trustees and which are intended to reflect fair value. Fair valuation involves subjective judgments, and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security. For example, the Funds may use fair value methods if a security's value is believed to have been materially affected by a significant event, such as a natural disaster, a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that occurs after the close of the security's major trading exchange. In such a case, a Fund's value for a security is likely to be different from the last quoted market or pricing service price. The factors to be considered in fair valuing a security include: fundamental analytical data, market conditions, yields of similar securities, trade activity of similar securities and pricing history. Securities may be valued by independent pricing services, approved by the Trust's Board of Trustees, which use prices provided by market makers or estimates of fair value obtained from yield data relating to instruments or securities with similar characteristics.

The Funds have adopted FASB ASC 820, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Fair Value Measurements applies to fair value measurements already required or permitted by existing standards.  The changes to current GAAP from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments.  These inputs are summarized in the three broad levels listed below:

• Level 1 –	quoted prices in active markets for identical securities

• Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The aggregate value by input level, as of April 30, 2010, for each Fund’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included in each Fund's schedule of portfolio investments, which also includes a breakdown of the Fund's investments by geographic/industry concentration.

American Independence Funds Trust
Notes to Schedules of Portfolio of Investments	July 31, 2010 (Unaudited)

New Accounting Pronouncements — In January 2010, the Financial Accounting Standards Board (“FASB”) issued new guidance as an amendment to fair value measurements and disclosures. The new guidance adds new requirements for disclosure about transfers into and out of Level 1 and Level 2 fair value measurements and separate disclosures about purchases, sales, issuances, and settlements relating to Level 3 measurements. The guidance also clarifies existing fair value disclosures about the level of disaggregation and about inputs and valuation techniques in Level 2 and Level 3 fair value measurements.  The amendment is effective for interim and annual reporting periods beginning after December 15, 2009, except for Level 3 reconciliation disclosures which are effective for interim and annual periods beginning after December 15, 2010.  The Funds do not expect the implications of this guidance to have a material impact on its financial statements.

Securities Purchased on a When-issued Basis

Each Fund may purchase securities on a "when-issued" basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. Normally, the settlement date occurs within one month of the purchase. No payment is made by the Fund and no interest accrues to the Fund during the period between purchase and settlement. The Fund establishes a segregated account in which it maintains cash and marketable securities at least equal in value to commitments for when-issued securities.

Financial Futures Contracts

Some of the Funds may enter into financial futures contracts to hedge its interest rate and foreign currency risk. Hedging theoretically reduces market risk, and exposure exists to the extent there is a related imperfect correlation of the price of futures contracts with the underlying interest rate risk.

Investments in financial futures contracts require the Funds to "mark to market" open positions on a daily basis, in order to reflect the change in the market value of the contract at the close of each day's trading. Accordingly, variation margin is paid or received to reflect daily unrealized gains or losses. These investments require initial margin deposits which consist of cash or eligible securities. The details of each Fund’s open futures contracts at July 31, 2010 (where applicable) are contained at the end of that Fund’s Schedule of Portfolio Investments.

Forward Foreign Exchange Contracts

The International Bond Fund may enter into forward foreign exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings with counterparties which the Fund's Adviser has deemed creditworthy. A forward foreign exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate.

These contracts are valued daily, and the Portfolio's net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rate at the dates of entry into the contracts and the forward rates at the reporting date. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

The Fund may enter into foreign currency transactions on the spot markets (foreign currency transactions that settle in two days) in order to pay for foreign investment purchases or to convert to U.S. dollars the proceeds from foreign investment sales or coupon interest receipts.

The details of the Fund's outstanding forward foreign exchange contracts at July 31, 2010 are contained at the end of its Schedule of Portfolio Investments.

Options Transactions

For hedging purposes, certain Funds (Stock Fund, Short-Term Bond Fund, Intermediate Bond Fund and U.S. Inflation-Indexed Fund) may purchase put and call options and write covered put and call options on securities in which each Fund may invest directly and that are traded on registered domestic securities exchanges or that result from separate, privately negotiated transactions (i.e., over-the-counter (OTC) options). The writer of a call option, who receives a premium, has the obligation, upon exercise, to deliver the underlying security against payment of the exercise price during the option period. The writer of a put, who receives a premium, has the obligation to buy the underlying security, upon exercise, at the exercise price during the option period.

The Funds may write put and call options on securities only if they are covered, and such options must remain covered as long as the Fund is obligated as a writer. A call option is covered if a Fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration if the underlying security is held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A put option is covered if a Fund maintains liquid assets with a value equal to the exercise price in a segregated account with its custodian.

The risk associated with purchasing an option is limited to the premium paid, whether or not the option is exercised. In addition, each Fund bears the risk of a change in the market value of the underlying securities should the counterparty to the option contract fail to perform.

Purchased put and call options are accounted for in the same manner as portfolio securities. Investments in option contracts require the Fund to “mark to market” option contracts on a daily basis, in order to reflect the change in the market value of the contracts at the close of each day's trading. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of purchased put options are decreased by the premiums paid.

When a Fund writes an option, the premium received by such Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options which expire unexercised are recorded by the Fund on the expiration date as realized gains from options transactions. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, also is treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.

American Independence Funds Trust
Notes to Schedules of Portfolio of Investments	July 31, 2010 (Unaudited)

If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has a realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the security or currency purchased by the Fund. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Fund could result in the Fund’s selling or buying a security or currency at a price different from the current market value. The details of each Fund’s open options contracts at July 31, 2010 (where applicable) are contained at the end of that Fund’s Schedule of Portfolio Investments.

Investment Transactions

During the period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on trade date on the last business day of the reporting period.

3. Concentration of Credit Risk:

The Kansas Tax-Exempt Bond Fund invests primarily in debt obligations issued by the State of Kansas and its respective political subdivisions, agencies and public authorities. The Fund is more susceptible to economic and political factors adversely affecting issuers of Kansas specific municipal securities than are municipal bond funds that are not concentrated in these issuers to the same extent.

4. Federal Income Tax Information:

At July 31, 2010, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

				Net Unrealized
		Tax Unrealized	Tax Unrealized	Appreciation
Fund	Tax Cost	Appreciation	Depreciation	(Depreciation)
Stock Fund	$94,781,365	$16,440,262	$(1,460,130)	$14,980,132
International Equity Fund	83,895,571	3,707,102	(1,708,826)	1,998,276
Short-Term Bond Fund	135,897,296	2,062,670	(6,670,872)	(4,608,202)
Intermediate Bond Fund	36,558,794	1,473,876	(66,572)	1,407,304
Kansas Tax-Exempt Bond Fund	258,273,319	10,096,348	(821,640)	9,274,708
International Bond Fund	18,929,076	795,435	(487,471)	307,964
U.S. Inflation-Indexed Fund	112,385,308	1,893,349	(10,201)	1,883,148
Fusion Fund	4,019,200	511,867	(367,773)	144,094
ATM Bull Bear Fund	2,611,382	9,121	(170)	8,951
NestEgg 2010 Fund	16,523,377	831,227	(206,459)	624,768
NestEgg 2020 Fund	34,629,016	2,279,675	(608,016)	1,671,659
NestEgg 2030 Fund	26,623,940	2,200,277	(738,372)	1,461,905
NestEgg 2040 Fund	31,838,916	2,779,679	(1,074,625)	1,705,054
NestEgg 2050 Fund	1,204,175	33,003	–	33,003

The aggregate cost above includes prior fiscal year end tax adjustments.

5. Subsequent Events:

Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the Schedules of Portfolio Investments and Notes to Schedules of Portfolio Investments were issued. There is one subsequent event to report that would have a material impact on the Funds’ Schedules of Portfolio Investments and Notes to Schedule of Portfolio Investments.  Effective October 8, 2010, the International Bond Fund will be liquidated and all proceeds distributed to shareholders, and the Fund will cease operations.

Item 2. Controls and Procedures.

(a)           The Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)           There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)            Certification of principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   American Independence Funds Trust

By (Signature and Title)

/s/ Eric M. Rubin

Eric M. Rubin
President

Date: September 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Eric M. Rubin

Eric M. Rubin
President

Date: September 27, 2010

By (Signature and Title)

/s/ John J. Pileggi

John J. Pileggi
Treasurer

Date: September 27, 2010